As filed with the Securities and Exchange Commission on October 26, 2009 1933 Act File No. 33-572 1940 Act File No. 811-4409

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 119 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 121 ☒

EATON VANCE MUNICIPALS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☒ on January 1, 2010 pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Eaton Vance Alabama ^Municipal Income Fund
Class A Shares - ETALX Class B Shares - EVALX Class C Shares - ECALX Class I Shares - EIALX
Eaton Vance Arkansas ^Municipal Income Fund
Class A Shares - ETARX Class B Shares - EVARX Class C Shares - ECARX
Eaton Vance Georgia ^Municipal Income Fund
Class A Shares - ETGAX Class B Shares - EVGAX Class C Shares - ECGAX Class I Shares - EIGAX
Eaton Vance Kentucky ^Municipal Income Fund
Class A Shares - ETKYX Class B Shares - EVKYX Class C Shares - ECKYX
Eaton Vance Louisiana ^Municipal Income Fund
Class A Shares - ETLAX Class B Shares - EVLAX Class C Shares - ECLAX
Eaton Vance Maryland ^Municipal Income Fund
Class A Shares - ETMDX Class B Shares - EVMYX Class C Shares - ECMDX Class I Shares - EIMDX
Eaton Vance Missouri ^Municipal Income Fund
Class A Shares - ETMOX Class B Shares - EVMOX Class C Shares - ECMOX
Eaton Vance North Carolina ^Municipal Income Fund
Class A Shares - ETNCX Class B Shares - EVNCX Class C Shares - ECNCX Class I Shares - EINCX
Eaton Vance Oregon ^Municipal Income Fund
Class A Shares - ETORX Class B Shares - EVORX Class C Shares - ECORX
Eaton Vance South Carolina ^Municipal Income Fund
Class A Shares - EASCX Class B Shares - EVSCX Class C Shares - ECSCX Class I Shares - EISCX
Eaton Vance Tennessee ^Municipal Income Fund
Class A Shares - ETTNX Class B Shares - EVTNX Class C Shares - ECTNX
Eaton Vance Virginia ^Municipal Income Fund
^
Class A Shares - ETVAX Class B Shares - EVVAX Class C Shares - ECVAX Class I Shares - EVAIX

Mutual funds providing tax-exempt income Prospectus Dated ^January 1, 2010 ^

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

^This prospectus contains important information about the Funds and the services
^available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Alabama Fund	^3
Arkansas Fund	^7
Georgia Fund	^11
Kentucky Fund	^15
Louisiana Fund	^19
Maryland Fund	^23
Missouri Fund	^27
North Carolina Fund	^31
Oregon Fund	^35
South Carolina Fund	^39
Tennessee Fund	^43
Virginia Fund	^47
^
Important Information Regard Fund Shares	51
Investment Objectives & Principal Policies and Risks	^52
Management and Organization	^53
Valuing Shares	^54
Purchasing Shares	^55
Sales Charges	^57
Redeeming Shares	^60
Shareholder Account Features	^60
Additional Tax Information	^62
Financial Highlights	^66
Alabama Fund	^66
Arkansas Fund	^68
Georgia Fund	^70
Kentucky Fund	^72
Louisiana Fund	^74
Maryland Fund	^76
Missouri Fund	^78
North Carolina Fund	^80
Oregon Fund	^82
South Carolina Fund	^84
Tennessee Fund	^86
Virginia Fund	^88

^

Fund ^Summaries

^

Alabama Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.29%	0.29%	0.29%	0.29%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%	n/a
Other Expenses (total including Interest Expense)(1)	0.38%	0.39%	0.38%	0.38%
Interest Expense	0.11%	0.11%	0.11%	0.11%
Other Expenses (excluding Interest Expense)	0.27%	0.28%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.87%	1.63%	1.62%	0.67%

(1)	"Other Expenses" for Class I shares of Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund is estimated. "Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interst bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$560	$739	$ 934	$1,497	$560	$739	$934	$1,497
Class B shares*	$666	$914	$1,087	$1,730	$166	$514	$887	$1,730
Class C shares	$265	$511	$ 881	$1,922	$165	$511	$881	$1,922
Class I shares	$68	$214	$ 373	$ 835	$68	$214	$373	$ 835

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment ^Strategies

^

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal ^Risks

^

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

^General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in ^the Fund. ^All investments carry a certain amount of risk and there is no guarantee that ^the Fund will be able to achieve its investment ^objective. An ^investment in ^the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

^
Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^^ Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^____, and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. ^ For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ^___%, respectively, for Class C shares were ^___% and ^___%, ^respectively, and for Class I shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122^.

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

^

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable ^CDSC for Class ^B and Class C. The Class C performance shown above for the period prior to March 21, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

^ Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by William H. Ahern, Vice President of Eaton Vance Management, who has managed the Fund since 1997.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Arkansas Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management Fees	0.31%	0.31%	0.31%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)(1)	0.39%	0.38%	0.40%
Interest Expense	0.14%	0.14%	0.14%
Other Expenses (excluding Interest Expense)	0.25%	0.24%	0.26%
Total Annual Fund Operating Expenses	0.90%	1.64%	1.66%

(1)	"Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$562	$748	$ 950	$1,530	$562	$748	$950	$1,530
Class B shares*	$667	$917	$1,092	$1,746	$167	$517	$892	$1,746
Class C shares	$269	$523	$ 902	$1,965	$169	$523	$902	$1,965

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if

unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.^com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^_____, ^and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ^___%, respectively, and for Class C shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122^.

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class ^B and Class C. The Class C performance shown above for the period prior to April ^28, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are ^calcuated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^ Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of Eaton Vance Management, who has managed the Fund since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Georgia Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%	n/a
Other Expenses (total including Interest Expense)(1)	0.43%	0.43%	0.44%	0.44%
Interest Expense	0.21%	0.21%	0.21%	0.21%
Other Expenses (excluding Interest Expense)	0.22%	0.22%	0.23%	0.23%
Total Annual Fund Operating Expenses	0.98%	1.73%	1.74%	0.79%

(1)	"Other Expenses" for Class I shares of Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund is estimated. "Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction withresidual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$570	$772	$ 991	$1,619	$570	$772	$991	$1,619
Class B shares*	$676	$946	$1,139	$1,842	$176	$546	$939	$1,842
Class C shares	$277	$548	$ 944	$2,052	$177	$548	$944	$2,052
Class I shares	$81	$252	$ 439	$ 978	$81	$252	$439	$ 978

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-

payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower^. ^Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com. ^

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^_____, and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ^___%, respectively, and for Class C shares were ^___% ^and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. ^ For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class ^B and Class C. The Class C performance shown above for the period prior to ^April 25, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are ^calcuated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of Eaton Vance Management, who has managed the Fund since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Kentucky Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management Fees	0.30%	0.30%	0.30%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)(1)	0.30%	0.30%	0.30%
Interest Expense	0.03%	0.03%	0.03%
Other Expenses (excluding Interest Expense)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.55%

(1)	"Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interst bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$553	$718	$ 898	$1,418	$553	$718	$898	$1,418
Class B shares*	$658	$890	$1,045	$1,643	$158	$490	$845	$1,643
Class C shares	$258	$490	$ 845	$1,845	$158	$490	$845	$1,845

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if

unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^ Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^____, ^and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. ^ For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ___%, respectively, for Class C shares were ___% and ^___%, ^respectively, and for Class ^I shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable ^CDSC for Class B and Class C. The Class C performance shown above for the period prior to March 23, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (^but not adjusted for ^any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of Eaton Vance Management, who has managed the Fund since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Louisiana Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Louisiana state individual and corporate income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management Fees	0.25%	0.25%	0.25%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)(1)	0.42%	0.42%	0.42%
Interest Expense	0.15%	0.15%	0.15%
Other Expenses (excluding Interest Expense)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.87%	1.62%	1.62%

(1)	"Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$560	$739	$ 934	$1,497	$560	$739	$934	$1,497
Class B shares*	$665	$911	$1,081	$1,721	$165	$511	$881	$1,721
Class C shares	$265	$511	$ 881	$1,922	$165	$511	$881	$1,922

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if

unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com. ^

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^_____, ^and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, ^for Class B shares were ^___% and ^___%, respectively, and for Class C shares were ^___% and ^___%, respectively^. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class ^B and Class C. The Class C performance shown above for the period prior to ^December 4, ^2007 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are ^calcuated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.

Portfolio Manager. The Fund is managed by Robert B. MacIntosh, Vice President of Eaton Vance Management, who has managed the Fund since 1996.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Maryland Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.36%	0.36%	0.36%	0.36%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%	n/a
Other Expenses (total including Interest Expense)(1)	0.44%	0.44%	0.45%	0.45%
Interest Expense	0.23%	0.23%	0.23%	0.23%
Other Expenses (excluding Interest Expense)	0.21%	0.21%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.00%	1.75%	1.76%	0.81%

(1)	"Other Expenses" for Class I shares of Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund is estimated. "Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$572	$778	$1,001	$1,641	$ 572	$778	$1,001	$1,641
Class B shares*	$678	$951	$1,149	$1,864	$ 178	$551	$ 949	$1,864
Class C shares	$279	$554	$ 954	$2,073	$1279	$554	$ 954	$2,073
Class I shares	$83	$259	$ 450	$1,002	$83	$259	$ 450	$1,002

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-

payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower^. Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^____, and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. ^ For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ___%, respectively, for Class C shares were ___% and ^___%, respectively, and for Class ^I shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable ^CDSC for Class ^B and Class C. The Class C performance shown above for the period prior to ^May 2, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). ^Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.^) ^

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.

Portfolio Manager. The Fund is managed by Craig R. Brandon, Vice President of Eaton Vance Management, who has managed the Fund since 2004.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Missouri Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management Fees	0.37%	0.37%	0.37%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)(1)	0.27%	0.27%	0.28%
Interest Expense	0.08%	0.08%	0.08%
Other Expenses (excluding Interest Expense)	0.19%	0.19%	0.20%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.60%

(1)	"Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$557	$730	$ 919	$1,463	$557	$730	$919	$1,463
Class B shares*	$662	$902	$1,066	$1,688	$162	$502	$866	$1,688
Class C shares	$263	$505	$ 871	$1,900	$163	$505	$871	$1,900

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if

unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com. ^

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^_____, and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ^___%, respectively, and for Class C shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class ^B and Class C. The Class C performance shown above for the period prior to ^February 16, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are ^calcuated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Cynthia J. Clemson, Vice President of Eaton Vance Management, who has managed the Fund since 1992.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

North Carolina Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.36%	0.36%	0.36%	0.36%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%	n/a
Other Expenses (total including Interest Expense)(1)	0.51%	0.51%	0.51%	0.51%
Interest Expense	0.29%	0.29%	0.29%	0.29%
Other Expenses (excluding Interest Expense)	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.82%	0.87%

(1)	"Other Expenses" for Class I shares of Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund is estimated. "Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$579	$799	$1,037	$1,719	$579	$799	$1,037	$1,719
Class B shares*	$685	$973	$1,185	$1,940	$185	$573	$ 985	$1,940
Class C shares	$285	$573	$ 985	$2,137	$185	$573	$ 985	$2,137
Class I shares	$89	$278	$ 482	$1,073	$89	$278	$ 482	$1,073

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-

payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower^. Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^____, and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. ^ For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ___%, respectively, for Class C shares were ___% and ^___%, respectively, and for Class ^I shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable ^CDSC for Class ^B and Class C. The Class C performance shown above for the period prior to ^May 2, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Absent an allocation of certain expenses to the investment adviser, the returns would be lower. Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.

Portfolio Manager. The Fund is managed by Thomas M. Metztold, Vice President of Eaton Vance Management, who has managed the Fund since 2004.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Oregon Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management Fees	0.39%	0.39%	0.39%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)(1)	0.39%	0.39%	0.40%
Interest Expense	0.22%	0.22%	0.22%
Other Expenses (excluding Interest Expense)	0.17%	0.17%	0.18%
Total Annual Fund Operating Expenses	0.98%	1.73%	1.74%

(1)	"Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$570	$772	$ 991	$1,619	$ 570	$772	$991	$1,619
Class B shares*	$676	$945	$1,139	$1,842	$ 176	$545	$939	$1,842
Class C shares	$277	$548	$ 944	$2,052	$1277	$548	$944	$2,052

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if

unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower^. ^ Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.^com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^_____, ^and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. ^ The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ^___%, respectively, and for Class C shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class ^B and Class C. The Class C performance shown above for the period prior to ^May 2, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are ^calcuated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.

Portfolio Manager. The Fund is managed by Thomas M. Metzold, Vice President of Eaton Vance Management, who has managed the Fund since 1996.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

South Carolina Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.38%	0.38%	0.38%	0.38%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%	n/a
Other Expenses (total including Interest Expense)(1)	0.41%	0.41%	0.41%	0.39%
Interest Expense	0.22%	0.22%	0.22%	0.22%
Other Expenses (excluding Interest Expense)	0.19%	0.19%	0.19%	0.17%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.77%

(1)	"Other Expenses" for Class I shares of Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund is estimated. "Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$571	$775	$ 996	$1,630	$571	$775	$996	$1,630
Class B shares*	$677	$948	$1,144	$1,853	$177	$548	$944	$1,853
Class C shares	$277	$548	$ 944	$2,052	$177	$548	$944	$2,052
Class I shares	$79	$246	$ 428	$ 954	$79	$246	$428	$ 954

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-

payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com.

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^____, and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. ^ For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ___% and ___%, respectively, for Class C shares were ^___% and ^___%, respectively, and for Class ^I shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.^

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable ^CDSC for Class ^B and Class C. The Class C performance shown above for the period prior to ^January 12, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are calculated using certain assumptions. After-tax returns are ^calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Thomas M. Metzold, Vice President of Eaton Vance Management, who has managed the Fund since 2005.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Tennessee Municipal Income Fund

Investment Objective

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management Fees	0.30%	0.30%	0.30%
Distribution ans Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)(1)	0.33%	0.33%	0.34%
Interest Expense	0.09%	0.09%	0.09%
Other Expenses (excluding Interest Expense)	0.24%	0.24%	0.25%
Total Annual Fund Operating Expenses	0.83%	1.58%	1.59%

(1)	"Other Expenses" includes interest expense relating to thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)". See “Investment Objectives & Principal Policies and Risks" in this prospectus for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$556	$727	$ 914	$1,452	$556	$727	$914	$1,452
Class B shares*	$661	$899	$1,060	$1,677	$161	$499	$860	$1,677
Class C shares	$262	$502	$ 866	$1,889	$162	$502	$866	$1,889

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors

Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

^The following bar chart and table provide ^some indication of the risks of investing in the Fund by showing changes in the ^Fund’s performance ^from year to year ^and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower^. ^Past performance (both before and after taxes) is no guarantee of future results^. Updated information ^on the ^Fund’s performance can be obtained by visiting the ^Fund’s website at www.eatonvance.com. ^

During the ten years ended December 31, ^2008, the ^highest quarterly total return for Class B was ^___% for the quarter ended ^_____, ^and ^the lowest quarterly ^return was ^___% for the quarter ended ^_____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ^___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ^___%) for Class A shares were ^___% and ^___%, respectively, for Class B shares were ^___% and ^___%, respectively, and for Class C shares were ^___% and ^___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122^.

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class ^B and Class C. The Class C performance shown above for the period prior to ^May 2, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.) ^

After-tax returns are ^calcuated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^.

^

Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of Eaton Vance Management, who has managed the Fund since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Virginia Municipal Income Fund

Investment Objective

The Fund’s ivnestment objective is to provide current income exempt from regular federal income tax and Virginia state personal income taxes.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund Operating Expenses are stated as a percentage of the Fund’s average daily net assets for its most recently completed fiscal year.^

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of
redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None

^
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I

Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution ^ans Service (12b-1) Fees	0.20%	0.95%	0.95%	n/a
Other Expenses ^(^total including Interest Expense)(1)^	0.56%	0.56%	0.56%	0.61%
^Interest Expense	0.37%	0.37%	0.37%	0.37%
^Other Expenses (excluding Interest Expense)	0.19%	0.19%	0.19%	0.24%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%	1.00%

^

^(1) "Other Expenses" for Class I shares of Alabama Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund is estimated. ^"Other Expenses^" includes interest expense relating to ^thre Fund’s liability with respect to floating rate notes held by third parties in conjunction with ^residual interst bond transactions by the Fund. ^The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had these expenses not been included, total ^"Other Expenses^" would have been in the amounts described in ^the table above as ^"Other Expenses (excluding Interest Expense)^". See “Investment Objectives & Principal Policies and Risks^" in this prospectus for a description of these transactions.

Example. ^This Example is intended to help you compare the cost of investing in ^the Fund with the cost of investing in other mutual funds. ^The Example assumes that you invest $10,000 in ^the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. ^The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the ^same. Although your actual costs may be higher or lower, based on these assumptions your costs would be^:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$587	$823	$1,078	$1,806	$587	$823	$1,078	$1,806
Class B shares*	$693	$997	$1,226	$2,027	$193	$597	$1,026	$2,027
Class C shares	$293	$597	$1,026	$2,222	$193	$597	$1,026	$2,222
Class I shares	$92	$287	$ 498	$1,108	$92	$287	$ 498	$1,108

^

^* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

^

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s objective. The Fund may invest in obligations the income from which is subject to the federal alternative minimum tax At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Services, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by the state or its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. The Fund is “non-diversified” and may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities). The Fund may purchase derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts).

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in particular economic sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligations can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security may also decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Risk of Lower Rated Securities. Investments in obligations rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivative risks may be more significant when they are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk as anticipated if they are not sufficiently correlated to the position being hedged. The use of derivatives is highly speculative and engaging in derivatives transactions for purposes other than hedging is speculative. The loss on derivatives transactions may substantially exceed the initial investment.

Risk of Leveraged Investments. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector and Geographic Concentration Risk. Because the Fund concentrates its investments in obligations issued by a particular state and may concentrate in certain sectors or types of obligations, the value of Fund shares will be affected by events that adversely affect that state, sector or type of obligation and the value of Fund shares may fluctuate more than that of a more broadly diversified fund.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Tax Risk. Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Serviceor state tax authorities, or non-compliant conduct of a bond issuer. A portion of the Fund’s income may be taxable to shareholders subject to the alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Investment Risk. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. You may lose money by investing in the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two national indicies of municipal bonds. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. ^ Past performance (both before and after taxes) is no guarantee of future results. Updated information on the Fund’s performance can be obtained by visiting the Fund’s website at www.eatonvance.com.

During the ten years ended December 31, 2008, the highest quarterly total return for Class B was ___% for the quarter ended ____, and the lowest quarterly return was ___% for the quarter ended _____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2008 to September 30, 2009) was ___%. For the 30 days ended August 31, 2009, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of ___%) for Class A shares were ___% and ___%, respectively, for Class B shares were ___% and ___%, respectively, for Class C shares were ___% and ___%, respectively, and for Class I shares were ___% and ___%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.

	One	Five	Ten
Average Annual Total Return as of December 31, 2008	Year	Years	Years

Class A Return Before Taxes	%	%	%
Class B Return Before Taxes	%	%	%
Class B Return After Taxes on Distributions	%	%	%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	%	%	%
Class C Return Before Taxes	%	%	%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%
Barclays Capital Long (22+) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)%		%	%

^

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C. The Class C performance shown above for the period prior to February 8, 2006 (commencement of operations) is the performance for Class B shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes). Barclays Capital Municipal Bond Index (formerly, Lehman Brothers Municipal Bond Index) is an unmanaged index of municipal bonds. Barclays Capital ^Long (22+) Municipal Bond Index (formerly Lehman Brothers Municipal Bond Long 22+ Index) is the long bond component of the Barclays Capital Municipal Bond Index. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index is Lipper, Inc. and the source for Barclays Capital ^Long (22+) Municipal Bond Index is Morningstar, Inc.)

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser. Boston Management and Research.^

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of Eaton Vance Management, who has managed the Fund since 2007.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 51 of this prospectus.

Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653 or by calling 1-800-262-1122. The minimum initial purchase or exchange into the Fund is $1,000. There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be exempt from regular federal income tax and the state taxes specified in the Fund’s objective. Distribution of any net realized gains are expected to be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (collectively, financial intermediaries), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Investment Objectives & Principal Policies and Risks

^

A statement of the investment objective and principal investment strategies and risks of each Fund are set forth above in each Fund Summary. Set forth below is additional information about such policies and risks.

Municipal Obligations. Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of ^municipal debt for a wide variety of both public and private purposes. ^Municipal obligations also include municipal leases and participations in municipal leases. ^An issuer’s obligation under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Municipal obligations held by a ^Fund may be ^insured as to principal and ^interest payments. ^If the claims-paying ability or other rating of ^the insurer is downgraded by a rating agency, the ^value of ^such obligations may be negatively affected. ^

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. The values of zero coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Fund accrues income on these investments and is required to distribute that income each year. Each Fund may be required to sell securities to obtain cash needed for income distributions.

The interest on municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the “AMT”) for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

^Credit Quality. ^Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit ^ratings are based largely on the rating agency’s investment analysis at the time of ^rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. ^The rating assigned to a security by a rating agency does not ^necessarily reflect its assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations

^

Derivatives. A Fund may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Fund may invest in residual interest bonds issued by a trust (the ”trust”) that holds municipal securities. The trust will also issue floating rate notes to third parties that may be senior to the Fund’s residual interest bonds. The Fund receives interest payments on residual interest bonds that bear an inverse relationship to the interest rate paid on the floating rate notes. As a result of Financial Accounting Standards Statement No. 140 (“FAS 140”), interest paid by the trust to the floating rate note holders may be reflected as income in the Fund’s financial statements with an offsetting expense for the interest paid by the trust to the floating rate note holders. While residual interest bonds expose a Fund to leverage risk, they do not constitute borrowings for purposes of a Fund’s restrictions on borrowings.

Each Fund may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Fund may also enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.

^Maturity. Many obligations permit the issuer at its option to “call,” or redeem, its securities. ^As such, the effective maturity of an obligation may be ^reduced as the result of call provisions. ^The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features^.

Concentration. Each Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, revenue bonds, municipal leases and industrial development bonds) and also may concentrate in municipal obligations in a particular economic sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make the Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

Under normal conditions, each ^Fund invests at least 65% of its total assets in obligations issued by ^its respective state or its political subdivisions, agencies, authorities and instrumentalities. ^Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. ^Each Fund ^may also invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam^. ^

^

Borrowing. Each Fund may borrow amounts up to ^one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. ^Borrowings result in increased expense to a Fund and, while they are outstanding, ^magnify increases or decreases in the value of Fund shares. ^No Fund will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Temporary Investing. During unusual market conditions, each Fund may temporarily invest up to 50% of its ^assets in cash or cash equivalents, which ^may be inconsistent with a Fund’s investment ^objective.

General. The Fund’s policy of investing at least 80% of its net assets during periods of normal market conditions in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund’s investment objective, the Fund seeks to avoid, may only be changed with shareholder approval. For purposes of the policy, "net assets" include any assets purchased with borrowings for investment purposes. The Fund’s investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive at least 60 days’ notice of any material change in the Fund’s investment objectives. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. For more information, see "Strategies and Risks" in the Statement of Additional Information.

Each Fund’s investment policies include a fundamental investment provision allowing the Fund to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The Fund may initiate investments in one or more ^such investment companies at any time without shareholder approval.

Management and Organization

Management. Each Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110^. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates currently manage over $155 billion on behalf of mutual funds, institutional clients and individuals^.

The investment adviser manages the investments of each Fund. Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $20 million	0.100%	1.00%
2	$20 million but less than $40 million	0.200%	2.00%
3	$40 million but less than $500 million	0.300%	3.00%
4	$500 million but less than $1 billion	0.275%	2.75%
5	$1 billion but less than $1.5 billion	0.250%	2.50%
6	$1.5 billion but less than $2 billion	0.225%	2.25%
7	$2 billion but less than $3 billion	0.200%	2.00%
8	$3 billion and over	0.175%	1.75%

For the fiscal year ended ^August 31, 2009, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of each Fund are stated below.

Net Assets on
Fund	August 31, 2009	Advisory Fee

Alabama	^	^

Arkansas	^	^

Georgia	^	^

Kentucky	^	^

Louisiana	^	^

Maryland	^	^

Missouri	^	^

North Carolina	^	^

Oregon	^	^

South Carolina	^	^

Tennessee	^	^

Virginia	^	^

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of each Fund’s investment advisory agreement.

William H. Ahern is the portfolio manager of the Alabama Fund (since June 1, 1997). Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Missouri Fund (since it commenced operations). Robert B. MacIntosh is the portfolio manager of the Louisiana Fund (since January 1, 1996). Thomas M. Metzold is the portfolio manager of the North Carolina Fund (since March 1, 2004), the Oregon Fund (since November 1, 1996) and the South Carolina Fund (since November 1, 2005), and Adam A. Weigold is the portfolio manager of the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Tennessee Fund and the Virginia Fund, (all since October 1, 2007) . Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios, and Mr. Ahern, Ms. Clemson, Mr. MacIntosh and Mr. Metzold have been Eaton Vance portfolio managers for more than 5 years. Mr. Brandon was appointed portfolio manager in 2004 and has been a municipal credit analyst at Eaton Vance for more than five years. Mr. Weigold was appointed a portfolio manager in 2007 and has been a Vice President of Eaton Vance and BMR since 2003 and a municipal credit analyst at Eaton Vance for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights.

The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange (the "Exchange") is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through ^a financial intermediary, your ^financial intermediary must ^receive your order not later than 4:00 P.M. in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the ^financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain ^financial intermediaries (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Funds are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your ^financial intermediary or by mailing an account application form to the transfer agent (see back cover for address). Purchase^ orders will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt ^in proper form (meaning that they are complete and contains all necessary information) by a Fund’s transfer agent. A Fund’s transfer agent or your ^financial intermediary must receive your purchase in ^proper form no later than the close of regular trading on the ^Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through ^a financial intermediary, that ^intermediary may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Class A, B and C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments ^of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time) for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing ^accounts (other than for Class I), certain group purchase plans (including proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton ^Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares ^is at least $250,000 (or is

55

anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through ^a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time). The Fund Order Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to ^the Fund. Such policy may be

56

more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter ^reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on ^financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the ^Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your ^financial intermediary to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees of 0.20% annually of average daily net assets^.

^

Class ^B shares are offered at net asset value with no front-end sales charge. If you sell your Class ^B shares within ^six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class ^B CDSC may be waived (such as ^in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class ^B shares pay distribution fees and service fees equal to ^0.95% annually of average daily net assets. Class B shares will automatically convert to Class A shares after eight years. Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. ^Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares ^of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares ^would be more advantageous and consult their financial intermediary.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their ^financial intermediary.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain ^Fund service providers. Class I shares do not pay distribution or service fees^.

57

Payments to ^Financial Intermediaries. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain ^financial intermediaries who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to ^a financial intermediary may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that ^financial intermediary. ^Financial intermediaries also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to ^financial intermediaries to the extent permitted by applicable laws and regulations.

Certain ^financial intermediaries that maintain ^fund accounts for the benefit of their customers provide sub-accounting, recordkeeping and/or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “^financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.^00%
$25,000 but less than $100,000	4.50%	4.71%	^3.^75%
$100,000 but less than $250,000	3.75%	3.90%	3.^00%
$250,000 but less than $500,000	3.00%	3.09%	2.^50%
$500,000 but less than $1,000,000	2.00%	2.04%	^1.^75%
$1,000,000 or more	0.00**	0.00**	0.75%

^^*Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

*^*No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your ^financial intermediary or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your ^financial intermediary or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. ^Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/ or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

58

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, foundations and endowments. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

^
Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at the
Third	4%	time of purchase or at the time of redemption. Shares
Fourth	3%	acquired through the reinvestment of distributions are
Fifth	2%	exempt from the CDSC. Redemptions are made first from
Sixth	1%	shares that are not subject to a CDSC.
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After ^eight years, ^Class B shares automatically convert to ^Class A shares. ^Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/ or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates ^financial intermediaries on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, ^financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C shares also pay service fees to the principal underwriter equal to 0.20% of average daily net assets annually. Class A shares pay distribution and service fees equal to ^0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter ^financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such ^financial intermediaries. Although there is no present intention to do so, ^Class A, Class B and Class C could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

59

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers.
The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc.
(STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through Friday,
8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in ^proper form (meaning that it is complete and contains all necessary information) by a Fund’s transfer agent or your financial intermediary. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	^Distributions are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option •Cash Option •Exchange Option

Dividends are paid in cash and capital gains are reinvested in additional shares.

^Distributions are paid in cash.

^Distributions are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

60

  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/edelivery.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular ^periodic basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this ^Prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at ^a financial intermediary, that ^intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the

61

Fund will have no record of your transactions, you should contact your ^financial intermediary to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another ^financial intermediary or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires ^financial institutions to obtain, verify and record information that identifies each ^new customer who opens a Fund ^account and ^to determine whether such person’s name appears on government lists of known or suspected terrorists or terrorist organizations. When you open an account, the transfer agent or your ^financial intermediary will ask you for your name, address, date of birth (for individuals), residential or business street address (although post office boxes are still permitted for mailing) and social security number, taxpayer identification number, or other government-issued identifying ^number. You also may be asked to produce a copy of your driver’s ^license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic databases. Other information or documents may be required to open accounts for corporations and other entities. Federal law prohibits a Fund and other financial institutions from opening a new account unless they receive the minimum identifying ^information described above. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the ^financial intermediary is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information or documents from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically ^redeemed at the net asset value next determined. If a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption. Each Fund has also designated an anti-money laundering compliance officer.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to ^6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Additional Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute tax-exempt income to you. Distributions of ^net realized gains, if any, will be made at least annually (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability. Each Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to ^the AMT, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment. Additional information about state taxes is provided below.

Alabama Taxes. In the opinion of special tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate “regulated investment company” under the Code, and provided that the Alabama Fund is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Fund on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

62

Arkansas Taxes. In the opinion of special tax counsel to the Arkansas Fund, under Arkansas law, as long as the Arkansas Fund qualifies as a separate “regulated investment company” under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, or of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

Georgia Taxes. In the opinion of special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent “exempt-interest dividends” for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

Kentucky Taxes. Shareholders of the Kentucky Fund who otherwise are subject to individual income tax, limited liability entity tax or corporation income tax in the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or any of its political subdivisions or taxing authorities, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands, Guam, the Northern Mariana Islands, or (for obligations issued after October 16, 2004) American Samoa. Capital distributions with respect to shares in the Kentucky Fund will be includable in income for Kentucky income tax purposes to the same extent as for federal income tax purposes.

Many local governments in Kentucky, including Louisville Metro, the Lexington-Fayette Urban County Government, Owensboro, Bowling Green and Covington, impose taxes on the net profits of businesses (operating in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

Louisiana Taxes. In the opinion of special tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate “regulated investment company” under the Code; and (ii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

Maryland Taxes. In the opinion of special tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code, holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations (i) issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities or (ii) issued after October 16, 2004 by the government of American Samoa or its authorities (the obligations described in this clause (a) being referred to as “Maryland tax-exempt obligations”), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and

63

its agencies, instrumentalities and authorities (“U.S. obligations”) or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

Missouri Taxes. In the opinion of special tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

North Carolina Taxes. In the opinion of special tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested in state, municipal, or other obligations described in §103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of special tax counsel is based on a ruling of the North Carolina Department of Revenue obtained by counsel on behalf of the North Carolina Fund. That ruling is subject to change.

Oregon Taxes. In the opinion of special tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate “regulated investment company” under the Code, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as “exempt-interest dividends” of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities (“Oregon tax-exempt obligations”).

64

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations “located within” Oregon and other business corporations “doing or authorized to do business within” Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

South Carolina Taxes. In the opinion of special tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate “regulated investment company” under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as “exempt-interest dividends” as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate “regulated investment company,” the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing indirectly in these obligations, through a common law trust taxable as a partnership, was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

Tennessee Taxes. In the opinion of special tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of special tax counsel is based on a ruling of the Tennessee Department of Revenue obtained by counsel on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

Virginia Taxes. In the opinion of special tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions either (i) are excluded from federal gross income and attributable to interest the Virginia Fund receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested in state, municipal, or other obligations described in §103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including certain capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Fund. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

65

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by ^ , an independent registered public accounting ^firm. The report of ^ and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available ^upon request.

^

	Alabama Fund

	Year Ended August 31,

	2009				2008

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(2)

Net asset value - Beginning of year					$9.600	$10.560	$10.560	$9.040
Income (loss) from operations
Net investment income(1)					$0.402	$0.363	$0.368	$0.209
Net realized and unrealized gain (loss)					(0.232)	(0.255)	(0.259)	0.300
Total income from operations					$0.170	$0.108	$0.109	$0.509
Less distributions
From net investment income					$(0.395)	$(0.353)	$(0.354)	$(0.209)
From net realized gain					(0.045)	(0.045)	(0.045)	—
Total distributions					$(0.440)	$(0.398)	$(0.399)	$(0.209)
Net asset value - End of year					$9.330	$10.270	$10.270	$9.340
Total Return (4)					1.89%	1.03%	1.03%	5.64%(5)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$49,124	$8,643	$958	$3,958
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees					0.76%	1.52%	1.51%	0.56%(9)
Interest and fee expense(7)					0.11%	0.11%	0.11%	0.11%(9)
Total expenses before custodian fee reduction					0.87%	1.63%	1.62%	0.67%(9)
Expenses after custodian fee reduction excluding interest and fees					0.74%	1.49%	1.49%	0.54%(9)
Net investment income					4.20%	3.44%	3.48%	4.47%(9)
Portfolio Turnover of the Portfolio(11)					—	—	—	—
Portfolio Turnover of the Fund					12%	12%	12%	12%(13)

(See footnotes on last page.)

66

Financial Highlights (continued)

				Alabama Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.910	$10.900	$10.900	$ 9.890	$10.870	$10.830	$ 9.800	$10.770
Income (loss) from operations
Net investment income(1)	$ 0.394	$ 0.353	$0.351	$ 0.401	$ 0.362	$ 0.138	$ 0.422	$0.384
Net realized and unrealized gain (loss)	(0.261)	(0.293)	(0.291)	0.026	0.034	0.089	0.099	0.108
Total income from operations	$ 0.133	$ 0.060	$0.060	$ 0.427	$ 0.396	$ 0.227	$ 0.521	$0.492
Less distributions
From net investment income	$ (0.395)	$ (0.352)	$ (0.352)	$ (0.407)	$ (0.366)	$ (0.157)	$ (0.431)	$ (0.392)
From net realized gain	$ (0.048)	$ (0.048)	$ (0.048)	—	—	—	—	—
Total distributions	$ (0.443)	$ (0.400)	$ (0.400)	$ (0.407)	$ (0.366)	$ (0.157)	$ (0.431)	$ (0.392)
Net asset value - End of year	$ 9.600	$10.560	$10.560	$ 9.910	$10.900	$10.900	$ 9.890	$10.870
Total Return (4)	1.30%	0.51%	0.51%	4.46%	3.75%	2.13%(5)	5.43%	4.81%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,947	$10,690	$1,285	$43,163	$13,854	$ 598	$42,390	$17,556
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%(8)	1.50%(8)	1.50%(8)	0.75%	1.50%	1.50%(9)	0.76%(10)	1.51%(10)
Interest and fee expense(7)	0.16%	0.16%	0.16%	0.09%	0.09%	0.09%(9)	0.05%(10)	0.05%(10)
Total expenses before custodian fee reduction	0.91%(8)	1.66%(8)	1.66%(8)	0.84%	1.59%	1.59%(9)	0.81%(10)	1.56%(10)
Expenses after custodian fee reduction excluding interest and fees	0.74%(8)	1.49%(8)	1.49%(8)	0.73%	1.48%	1.48%(9)	0.75%(10)	1.50%(10)
Net investment income	3.99%	3.25%	3.23%	4.11%	3.37%	2.85%(9)	4.29%	3.55%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	0%	0%

Portfolio Turnover of the Fund	29%	29%	29%	31%	31%	31%(12)	16%	16%

(See footnotes on last page.)

67

^Financial Highlights (continued)

			Arkansas Fund

			Year Ended August 31,

	2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$9.710	$10.430	$10.420
Income (loss) from operations
Net investment income(1)				$0.415	$0.371	$0.369
Net realized and unrealized gain (loss)				(0.540)	(0.573)	(0.562)
Total income from operations				$(0.125)	$(0.202)	$(0.193)
Less distributions
From net investment income				$(0.425)	$(0.378)	$(0.377)
Total distributions				$(0.425)	$(0.378)	$(0.377)
Net asset value - End of year				$9.160	$9.850	$9.850
Total Return (4)				(1.21)%	(1.97)%	(1.88)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$56,405	$4,157	$2,989
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees				0.76%	1.50%	1.52%
Interest and fee expense(7)				0.14%	0.14%	0.14%
Total expenses before custodian fee reduction				0.90%	1.64%	1.66%
Expenses after custodian fee reduction excluding interest and fees				0.73%	1.48%	1.48%
Net investment income				4.37%	3.63%	3.62%
Portfolio Turnover of the Portfolio(11)				—	—	—
Portfolio Turnover of the Fund				15%	15%	15%

(See footnotes on last page.)

68

^ ^Financial Highlights (continued)

				Arkansas Fund

				Year Ended August 31,

	2007			2006			2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.970	$10.710	$10.710	$ 9.870	$10.610	$10.550	$ 9.880	$10.610
Income (loss) from operations
Net investment income(1)	$ 0.419	$ 0.372	$0.364	$ 0.438	$ 0.393	$ 0.112	$ 0.460	$0.416
Net realized and unrealized gain (loss)	(0.254)	(0.275)	(0.277)	0.100	0.098	0.177	(0.002)	0.007
Total income from operations	$ 0.165	$ 0.097	$0.087	$ 0.538	$ 0.491	$ 0.289	$ 0.458	$0.423
Less distributions
From net investment income	$ (0.425)	$ (0.377)	$ (0.377)	$ (0.438)	$ (0.391)	$ (0.129)	$ (0.468)	$ (0.423)
Total distributions	$ (0.425)	$ (0.377)	$ (0.377)	$ (0.438)	$ (0.391)	$ (0.129)	$ (0.468)	$ (0.423)
Net asset value - End of year	$ 9.710	$10.430	$10.420	$ 9.970	$10.710	$10.710	$ 9.870	$10.610
Total Return (4)	1.61%	0.85%	0.76%	5.61%	4.75%	2.76%(5)	4.74%	4.23%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$57,319	$ 5,413	$2,756	$46,779	$ 8,166	$ 638	$36,014	$8,924
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%(8)	1.50%(8)	1.50%(8)	0.74%	1.50%	1.49%(9)	0.74%(10)	1.49%(10)
Interest and fee expense(7)	0.20%	0.20%	0.20%	0.21%	0.21%	0.21%(9)	0.13%(10)	0.13%(10)
Total expenses before custodian fee reduction	0.95%(8)	1.70%(8)	1.70%(8)	0.95%	1.71%	1.70%(9)	0.87%(10)	1.62%(10)
Expenses after custodian fee reduction excluding interest and fees	0.72%(8)	1.47%(8)	1.47%(8)	0.71%	1.46%	1.46%(9)	0.73%(10)	1.48%(10)
Net investment income	4.19%	3.47%	3.41%	4.46%	3.72%	3.07%(9)	4.65%	3.92%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	26%	26%	26%	18%	18%	18%(12)	14%	14%

(See footnotes on last page.)

69

^Financial Highlights (continued)

					Georgia Fund

				Year Ended August 31,

	2009				2008

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(2)

Net asset value - Beginning of year					$9.130	$9.750	$9.760	$8.400
Income (loss) from operations
Net investment income(1)					$0.393	$0.348	$0.345	$0.208
Net realized and unrealized gain (loss)					(0.399)	(0.433)	(0.429)	0.347
Total income from operations					$(0.006)	$(0.085)	$(0.084)	$0.555
Less distributions
From net investment income					$(0.394)	$(0.345)	$(0.346)	$(0.205)
Total distributions					$(0.394)	$(0.345)	$(0.346)	$(0.205)
Net asset value - End of year					$8.730	$9.320	$9.330	$8.750
Total Return (4)					(0.07)%	(0.78)%	(0.88)%	6.62%(5)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$68,832	$8,301	$7,688	$4,579
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees					0.77%	1.52%	1.53%	0.58%(9)
Interest and fee expense(7)					0.21%	0.21%	0.21%	0.21%(9)
Total expenses					0.98%	1.73%	1.74%	0.79%(9)
Expenses after custodian fee reduction excluding interest and fees					0.74%	1.49%	1.49%	0.55%(9)
Net investment income					4.37%	3.62%	3.60%	4.75%(9)
Portfolio Turnover of the Portfolio(11)					—	—	—	—
Portfolio Turnover of the Fund					34%	34%	34%	34%(13)

(See footnotes on last page.)

70

^Financial Highlights (continued)

				Georgia Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.460	$10.100	$10.100	$ 9.510	$10.150	$ 9.980	$ 9.480	$10.130
Income (loss) from operations
Net investment income(1)	$ 0.393	$ 0.347	$0.342	$ 0.420	$ 0.375	$ 0.116	$ 0.448	$0.404
Net realized and unrealized gain (loss)	(0.321)	(0.343)	(0.328)	(0.044)	(0.046)	0.133(3)	0.039	0.028
Total income from operations	$ 0.072	$ 0.004	$0.014	$ 0.376	$ 0.329	$ 0.249	$ 0.487	$0.432
Less distributions
From net investment income	$ (0.402)	$ (0.354)	$ (0.354)	$ (0.426)	$ (0.379)	$ (0.129)	$ (0.457)	$ (0.412)
Total distributions	$ (0.402)	$ (0.354)	$ (0.354)	$ (0.426)	$ (0.379)	$ (0.129)	$ (0.457)	$ (0.412)
Net asset value - End of year	$ 9.130	$ 9.750	$9.760	$ 9.460	$10.100	$10.100	$ 9.510	$10.150
Total Return (4)	0.71%	(0.02)%	0.08%	4.10%	3.35%	2.52%(5)	5.25%	4.52%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$69,269	$11,363	$6,318	$49,431	$13,382	$ 1,185	$42,511	$15,075
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%(8)	1.51%(8)	1.51%(8)	0.75%	1.50%	1.50%(9)	0.77%(10)	1.52%(10)
Interest and fee expense(7)	0.29%	0.29%	0.29%	0.45%	0.45%	0.45%(9)	0.34%(10)	0.34%(10)
Total expenses	1.05%(8)	1.80%(8)	1.80%(8)	1.20%	1.95%	1.95%(9)	1.11%(10)	1.86%(10)
Expenses after custodian fee reduction excluding interest and fees	0.71%(8)	1.46%(8)	1.46%(8)	0.73%	1.48%	1.48%(9)	0.75%(10)	1.50%(10)
Net investment income	4.18%	3.44%	3.41%	4.49%	3.75%	3.28%(9)	4.71%	3.98%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	2%	2%

Portfolio Turnover of the Fund	12%	12%	12%	20%	20%	20%(12)	11%	11%

^(See footnotes on last page.)

71

^Financial Highlights (continued)

			Kentucky Fund

			Year Ended August 31,

		2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$8.970	$9.680	$9.680
Income (loss) from operations
Net investment income(1)				$0.386	$0.345	$0.346
Net realized and unrealized gain (loss)				(0.359)	(0.383)	(0.384)
Total income from operations				$0.027	$(0.038)	$(0.038)
Less distributions
From net investment income				$(0.387)	$(0.342)	$(0.342)
Total distributions				$(0.387)	$(0.342)	$(0.342)
Net asset value - End of year				$8.610	$9.300	$9.300
Total Return (4)				0.29%	(0.41)%	(0.41)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$49,880	$6,236	$2,189
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees				0.77%	1.52%	1.52%
Interest and fee expense(7)				0.03%	0.03%	0.03%
Total expenses before custodian fee reduation				0.80%	1.55%	1.55%
Expenses after custodian fee reduction excluding interest and fees				0.75%	1.50%	1.50%
Net investment income				4.35%	3.60%	3.62%
Portfolio Turnover of the Portfolio(11)				—	—	—
Portfolio Turnover of the Fund				19%	19%	19%

^(See footnotes on last page.)

72

Financial Highlights (continued)^

				Kentucky Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C (2)	Class A	Class B

Net asset value - Beginning of year	$ 9.240	$ 9.970	$ 9.970	$9.320	$10.050	$ 9.940	$ 9.320	$10.060
Income (loss) from operations
Net investment income(1)	$ 0.399	$ 0.356	$ 0.354	$0.400	$ 0.359	$ 0.147	$ 0.424	$0.384
Net realized and unrealized gain (loss)	(0.277)	(0.298)	(0.296)	(0.074)	(0.076)	0.037(3)	0.005(3)	(0.007)
Total income from operations	$ 0.122	$ 0.058	$ 0.058	$0.326	$ 0.283	$ 0.184	$ 0.429	$0.377
Less distributions
From net investment income	$ (0.392)	$(0.348)	$(0.348)	$ (0.406)	$ (0.363)	$(0.154)	$ (0.429)	$ (0.387)
Total distributions	$ (0.392)	$(0.348)	$(0.348)	$ (0.406)	$ (0.363)	$(0.154)	$ (0.429)	$ (0.387)
Net asset value - End of year	$ 8.970	$ 9.680	$ 9.680	$9.240	$ 9.970	$ 9.970	$ 9.320	$10.050
Total Return (4)	1.31%	0.56%	0.56%	3.63%	2.92%	1.89%(5)	4.71%	3.99%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,736	$ 8,050	$ 1,994	$52,188	$10,122	$ 297	$50,371	$13,305
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%(8)	1.53%(8)	1.53%(8)	0.79%	1.54%	1.54%(9)	0.77%(10)	1.52%(10)
Interest and fee expense(7)	0.06%	0.06%	0.06%	0.06%	0.06%	0.06%(9)	0.05%(10)	0.05%(10)
Total expenses before custodian fee reduation	0.84%(8)	1.59%(8)	1.59%(8)	0.85%	1.60%	1.60%(9)	0.82%(10)	1.57%(10)
Expenses after custodian fee reduction excluding interest and fees	0.76%(8)	1.51%(8)	1.51%(8)	0.76%	1.51%	1.51%(9)	0.75%(10)	1.50%(10)
Net investment income	4.35%	3.60%	3.59%	4.37%	3.63%	3.37%(9)	4.56%	3.82%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	14%	14%	14%	11%	11%	11%(12)	22%	22%

(See footnotes on last page.)

^Financial Highlights (continued)

			Louisiana Fund

			Year Ended August 31,

		2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C(2)

Net asset value - Beginning of year				$9.660	$10.210	$10.230
Income (loss) from operations
Net investment income(1)				$0.423	$0.373	$0.286
Net realized and unrealized gain (loss)				(0.484)	(0.519)	(0.528)
Total income from operations				$(0.061)	$(0.146)	$(0.242)
Less distributions
From net investment income				$(0.429)	$(0.374)	$(0.278)
Total distributions				$(0.429)	$(0.374)	$(0.278)
Net asset value - End of year				$9.170	$9.690	$9.710
Total Return(4)				(0.65)%	(1.46)%	(2.47)%(5)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$41,310	$3,891	$240
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees				0.72%	1.47%	1.47%(9)
Interest and fee expense(7)				0.15%	0.15%	0.15%(9)
Total expenses before custodian fee reduction				0.87%	1.62%	1.62%(9)
Expenses after custodian fee reduction excluding interest and fees				0.70%	1.45%	1.44%(9)
Net investment income				4.46%	3.71%	3.90%(9)
Portfolio Turnover of the Portfolio(11)				—	—	—
Portfolio Turnover of the Fund				22%	22%	22%(12)

(See footnotes on last page.)

73

Financial Highlights (continued)^

			Louisiana Fund

			Year Ended August 31,

	2007		2006		2005

	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.960	$10.530	$ 9.960	$10.520	$ 9.840	$10.400
Income (loss) from operations
Net investment income(1)	$ 0.425	$ 0.374	$ 0.449	$ 0.399	$ 0.460	$ 0.411
Net realized and unrealized gain (loss)	$ (0.285)	(0.309)	—	0.006	0.123	0.120
Total income from operations	$ 0.140	$ 0.065	$ 0.449	$ 0.405	$ 0.583	$ 0.531
Less distributions
From net investment income	$ (0.440)	$ (0.385)	$ (0.449)	$ (0.395)	$ (0.463)	$ (0.411)
Total distributions	$ (0.440)	$ (0.385)	$ (0.449)	$ (0.395)	$ (0.463)	$ (0.411)
Net asset value - End of year	$ 9.660	$10.210	$ 9.960	$10.530	$ 9.960	$10.520
Total Return(4)	1.36%	0.57%	4.66%	3.97%	6.04%	5.36%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,323	$ 4,487	$26,972	$ 6,124	$22,317	$ 8,285
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%(8)	1.47%(8)	0.71%	1.47%	0.76%(10)	1.51%(10)
Interest and fee expense(7)	0.26%	0.26%	0.26%	0.26%	0.14%(10)	0.14%(10)
Total expenses before custodian fee reduction	0.98%(8)	1.73%(8)	0.97%	1.73%	0.90%(10)	1.65%(10)
Expenses after custodian fee reduction excluding interest and fees	0.67%(8)	1.42%(8)	0.68%	1.44%	0.75%(10)	1.50%(10)
Net investment income	4.28%	3.56%	4.57%	3.84%	4.63%	3.91%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—

Portfolio Turnover of the Fund	19%	19%	30%	30%	12%	12%

(See footnotes on last page.)

75

^Financial Highlights (continued)

					Maryland Fund

				Year Ended August 31,

		2009				2008

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(2)

Net asset value - Beginning of year					$9.260	$10.090	$10.090	$8.600
Income (loss) from operations
Net investment income(1)					$0.404	$0.368	$0.364	$0.206
Net realized and unrealized gain (loss)					(0.348)	(0.382)	(0.368)	0.310
Total income from operations					$0.056	$(0.014)	$(0.004)	$0.516
Less distributions
From net investment income					$(0.416)	$(0.376)	$(0.376)	$(0.216)
From net realized gain					—	—	—	—
Total distributions					$(0.416)	$(0.376)	$(0.376)	$(0.216)
Net asset value - End of year					$8.900	$9.700	$9.710	$8.900
Total Return(4)					0.60%	(0.15)%	(0.05)%	6.01%(5)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$81,774	$10,140	$9,790	$85
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees					0.77%	1.52%	1.53%	0.58%(9)
Interest and fee expense(7)					0.23%	0.23%	0.23%	0.23%(9)
Total expenses before custodian fee reduction					1.00%	1.75%	1.76%	0.81%(9)
Expenses after custodian fee reduction excluding interest and fees					0.74%	1.48%	1.49%	0.54%(9)
Net investment income					4.41%	3.67%	3.65%	4.60%(9)
Portfolio Turnover of the Portfolio(11)					—	—	—	—
Portfolio Turnover of the Fund					15%	15%	15%	15%(13)

(See footnotes on last page.)

76

^Financial Highlights (continued)

				Maryland Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.620	$10.490	$10.470	$ 9.590	$10.460	$10.340	$ 9.490	$10.350
Income (loss) from operations
Net investment income(1)	$ 0.411	$ 0.373	$0.366	$ 0.454	$ 0.419	$ 0.115	$ 0.442	$0.405
Net realized and unrealized gain (loss)	(0.347)	(0.388)	(0.361)	0.005	0.002	0.146	0.094	0.103
Total income from operations	$ 0.064	$ (0.015)	$0.005	$ 0.459	$ 0.421	$ 0.261	$ 0.536	$0.508
Less distributions
From net investment income	$ (0.424)	$ (0.385)	$ (0.385)	$ (0.429)	$ (0.391)	$ (0.131)	$ (0.436)	$ (0.398)
From net realized gain	$-	$-	$-	$-	$-	$-	$-	$-
Total distributions	$ (0.424)	$ (0.385)	$ (0.385)	$ (0.429)	$ (0.391)	$ (0.131)	$ (0.436)	$ (0.398)
Net asset value - End of year	$ 9.260	$10.090	$10.090	$ 9.620	$10.490	$10.470	$ 9.590	$10.460
Total Return(4)	0.59%	(0.22)%	(0.03)%	4.94%	4.14%	2.54%(5)	5.77%	5.17%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,025	$12,995	$6,878	$55,380	$17,178	$ 342	$45,791	$19,783
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%(8)	1.53%(8)	1.53%(8)	0.79%	1.54%	1.54%(9)	0.80%(10)	1.55%(10)
Interest and fee expense(7)	0.41%	0.41%	0.41%	0.76%	0.76%	0.76%(9)	0.28%(10)	0.28%(10)
Total expenses before custodian fee reduction	1.19%(8)	1.94%(8)	1.94%(8)	1.55%	2.30%	2.30%(9)	1.08%(10)	1.83%(10)
Expenses after custodian fee reduction excluding interest and fees	0.73%(8)	1.48%(8)	1.48%(8)	0.76%	1.51%	1.51%(9)	0.79%(10)	1.54%(10)
Net investment income	4.29%	3.56%	3.53%	4.78%	4.05%	3.31%(9)	4.64%	3.90%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	6%	6%	6%	15%	15%	15%(12)	10%	10%

(See footnotes on last page.)

77

Financial Highlights (continued)

			Missouri Fund

			Year Ended August 31,

		^2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$9.750	$10.770	$10.770
Income (loss) from operations
Net investment income(1)				$0.406	$0.370	$0.364
Net realized and unrealized gain (loss)				(0.377)	(0.410)	(0.414)
Total income (loss) from operations				$0.029	$(0.040)	$(0.050)
Less distributions
From net investment income				$(0.409)	$(0.370)	$(0.370)
Total distributions				$(0.409)	$(0.370)	$(0.370)
Net asset value - End of year				$9.370	$10.360	$10.350
Total Return (4)				0.29%	(0.39)%	(0.48)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$94,078	$7,404	$5,561
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees				0.76%	1.51%	1.52%
Interest and fee expense(7)				0.08%	0.08%	0.08%
Total expenses before custodian fee reduction				0.84%	1.59%	1.60%
Expenses after custodian fee reduction excluding interest and fees				0.74%	1.49%	1.49%
Net investment income				4.21%	3.47%	3.42%
Portfolio Turnover of the Portfolio(11)				—	—	—
Portfolio Turnover of the Fund				18%	18%	18%

^(See footnotes on last page.)

78

^Financial Highlights (continued)

				Missouri Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$10.120	$11.180	$11.170	$10.180	$11.250	$11.140	$10.080	$11.140
Income (loss) from operations
Net investment income(1)	$ 0.415	$ 0.377	$ 0.371	$ 0.441	$ 0.407	$ 0.189	$ 0.462	$ 0.429
Net realized and unrealized gain (loss)	(0.368)	(0.409)	(0.393)	(0.058)	(0.071)	0.052(3)	0.116	0.125
Total income from operations	$ 0.047	$ (0.032)	$ (0.022)	$ 0.383	$ 0.336	$ 0.241	$ 0.578	$ 0.554
Less distributions
From net investment income	$ (0.417)	$ (0.378)	$ (0.378)	$ (0.443)	$ (0.406)	$ (0.211)	$ (0.478)	$ (0.444)
Total distributions	$ (0.417)	$ (0.378)	$ (0.378)	$ (0.443)	$ (0.406)	$ (0.211)	$ (0.478)	$ (0.444)
Net asset value - End of year	$ 9.750	$10.770	$10.770	$10.120	$11.180	$11.170	$10.180	$11.250
Total Return (4)	0.41%	(0.35)%	(0.26)%	3.91%	3.10%	2.20%(5)	5.87%	5.26%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$90,059	$ 9,626	$ 4,491	$64,947	$11,169	$ 1,117	$55,806	$13,142
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%(8)	1.50%(8)	1.50%(8)	0.75%	1.50%	1.50%(9)	0.79%(10)	1.54%(10)
Interest and fee expense(7)	0.17%	0.17%	0.17%	0.27%	0.27%	0.27%(9)	0.21%(10)	0.21%(10)
Total expenses before custodian fee reduction	0.92%(8)	1.67%(8)	1.67%(8)	1.02%	1.77%	1.77%(9)	1.00%(10)	1.75%(10)
Expenses after custodian fee reduction excluding interest and fees	0.71%(8)	1.46%(8)	1.46%(8)	0.71%	1.46%	1.46%(9)	0.76%(10)	1.51%(10)
Net investment income	4.12%	3.38%	3.35%	4.41%	3.68%	3.17%(9)	4.58%	3.85%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	20%	20%	20%	27%	27%	27%(12)	6%	6%

^(See footnotes on last page.)

79

Financial Highlights (continued)^

		North Carolina Fund

		Year Ended August 31,

	2009				2008

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(2)

Net asset value - Beginning of year					$9.160	$9.850	$9.850	$8.550
Income (loss) from operations
Net investment income(1)					$0.400	$0.357	$0.355	$0.216
Net realized and unrealized gain (loss)					(0.355)	(0.388)	(0.386)	0.259
Total income (loss) from operations					$0.045	$(0.031)	$(0.031)	$0.475
Less distributions
From net investment income					$(0.395)	$(0.349)	$(0.349)	$(0.205)
Total distributions					$(0.395)	$(0.349)	$(0.349)	$(0.205)
Net asset value - End of year					$8.810	$9.470	$9.470	$8.820
Total Return (4)					0.49%	(0.33)%	(0.33)%	5.56%(5)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$86,348	$6,719	$8,073	$950
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees					0.78%	1.53%	1.53%	0.58%(9)
Interest and fee expense(7)					0.29%	0.29%	0.29%	0.29%(9)
Total expenses before custodian fee reduction					1.07%	1.82%	1.82%	0.87%(9)
Expenses after custodian fee reduction excluding interest and fees					0.75%	1.50%	1.50%	0.54%(9)
Net investment income					4.41%	3.66%	3.65%	4.86%(9)
Portfolio Turnover of the Portfolio(11)					—	—	—	—
Portfolio Turnover of the Fund					23%	23%	23%	23%(13)

(See footnotes on last page.)

80

^Financial Highlights (continued)

				North Carolina Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.370	$10.080	$10.070	$ 9.340	$10.040	$ 9.910	$ 9.390	$10.100
Income (loss) from operations
Net investment income(1)	$ 0.404	$ 0.360	$ 0.357	$ 0.410	$ 0.368	$ 0.097	$ 0.419	$ 0.375
Net realized and unrealized gain (loss)	(0.212)	(0.233)	(0.220)	0.025	0.032	0.183(3)	(0.052)	(0.061)
Total income from operations	$ 0.192	$ 0.127	$ 0.137	$ 0.435	$ 0.400	$ 0.280	$ 0.367	$ 0.314
Less distributions
From net investment income	$ (0.402)	$ (0.357)	$ (0.357)	$ (0.405)	$ (0.360)	$ (0.120)	$ (0.417)	$ (0.374)
Total distributions	$ (0.402)	$ (0.357)	$ (0.357)	$ (0.405)	$ (0.360)	$ (0.120)	$ (0.417)	$ (0.374)
Net asset value - End of year	$ 9.160	$ 9.850	$ 9.850	$ 9.370	$10.080	$10.070	$ 9.340	$10.040
Total Return (4)	2.04%	1.23%	1.34%	4.80%	4.09%	2.85%(5)	4.00%	3.32%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,909	$ 8,683	$ 4,880	$67,480	$12,145	$ 527	$57,823	$15,344
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%(8)	1.52%(8)	1.51%(8)	0.77%	1.52%	1.52%(9)	0.79%(10)	1.54%(10)
Interest and fee expense(7)	0.58%	0.58%	0.58%	0.38%	0.38%	0.38%(9)	0.16%(10)	0.16%(10)
Total expenses before custodian fee reduction	1.35%(8)	2.10%(8)	2.09%(8)	1.15%	1.90%	1.90%(9)	0.95%(10)	1.70%(10)
Expenses after custodian fee reduction excluding interest and fees	0.74%(8)	1.49%(8)	1.48%(8)	0.75%	1.50%	1.50%(9)	0.79%(10)	1.54%(10)
Net investment income	4.32%	3.57%	3.56%	4.43%	3.69%	2.91%(9)	4.48%	3.73%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	9%	9%	9%	18%	18%	18%(12)	8%	8%

(See footnotes on last page.)

81

Financial Highlights (continued)

			Oregon Fund

			Year Ended August 31,

		^2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$9.260	$10.120	$10.130
Income (loss) from operations
Net investment income(1)				$0.410	$0.375	$0.373
Net realized and unrealized gain (loss)				(0.533)	(0.577)	(0.575)
Total income (loss) from operations				$(0.123)	$(0.202)	$(0.202)
Less distributions
From net investment income				$(0.417)	$(0.378)	$(0.378)
Total distributions				$(0.417)	$(0.378)	$(0.378)
Net asset value - End of year				$8.720	$9.540	$9.550
Total Return (4)				(1.36)%	(2.04)%	(2.03)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$124,199	$14,432	$16,927
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees				0.76%	1.51%	1.52%
Interest and fee expense(7)				0.22%	0.22%	0.22%
Total expenses before custodian fee reduction				0.98%	1.73%	1.74%
Expenses after custodian fee reduction excluding interest and fees				0.74%	1.49%	1.49%
Net investment income				4.53%	3.77%	3.78%
Portfolio Turnover of the Portfolio(11)				—	—	—
Portfolio Turnover of the Fund				34%	34%	34%

(See footnotes on last page.)

82

^Financial Highlights (continued)

				Oregon Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.550	$10.440	$10.440	$ 9.460	$10.340	$10.400	$ 9.480	$10.370
Income (loss) from operations
Net investment income(1)	$ 0.411	$ 0.376	$0.368	$ 0.443	$ 0.408	$ 0.172	$ 0.470	$0.438
Net realized and unrealized gain (loss)	(0.278)	(0.312)	(0.294)	0.089	0.097	0.061(3)	(0.015)	(0.026)
Total income from operations	$ 0.133	$ 0.064	$0.074	$ 0.532	$ 0.505	$ 0.233	$ 0.455	$0.412
Less distributions
From net investment income	$ (0.423)	$ (0.384)	$ (0.384)	$ (0.442)	$ (0.405)	$ (0.193)	$ (0.475)	$ (0.442)
Total distributions	$ (0.423)	$ (0.384)	$ (0.384)	$ (0.442)	$ (0.405)	$ (0.193)	$ (0.475)	$ (0.442)
Net asset value - End of year	$ 9.260	$10.120	$10.130	$ 9.550	$10.440	$10.440	$ 9.460	$10.340
Total Return (4)	1.34%	0.56%	0.66%	5.78%	5.00%	2.27%(5)	4.91%	4.24%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$110,060	$17,077	$8,362	$73,764	$21,015	$ 666	$66,240	$22,363
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%(8)	1.53%(8)	1.53%(8)	0.77%	1.52%	1.52%(9)	0.80%(10)	1.55%(10)
Interest and fee expense(7)	0.47%	0.47%	0.47%	0.46%	0.46%	0.46%(9)	0.26%(10)	0.26%(10)
Total expenses before custodian fee reduction	1.25%(8)	2.00%(8)	2.00%(8)	1.23%	1.98%	1.98%(9)	1.06%(10)	1.81%(10)
Expenses after custodian fee reduction excluding interest and fees	0.75%(8)	1.50%(8)	1.50%(8)	0.75%	1.50%	1.50%(9)	0.79%(10)	1.54%(10)
Net investment income	4.31%	3.60%	3.54%	4.69%	3.96%	3.32%(9)	4.96%	4.24%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	42%	42%	42%	15%	15%	15%(12)	27%	27%

(See footnotes on last page.)

83

^ Financial Highlights (continued)^

				South Carolina Fund

				Year Ended August 31,

	2009				2008

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I(2)

Net asset value - Beginning of year					$9.700	$10.280	$10.280	$8.620
Income (loss) from operations
Net investment income(1)					$0.420	$0.371	$0.369	$0.215
Net realized and unrealized gain (loss)					(0.598)	(0.631)	(0.619)	0.496
Total income (loss) from operations					$(0.178)	$(0.260)	$(0.250)	$0.711
Less distributions
From net investment income					$(0.422)	$(0.370)	$(0.370)	$(0.221)
Total distributions					$(0.422)	$(0.370)	$(0.370)	$(0.221)
Net asset value - End of year					$9.100	$9.650	$9.660	$9.110
Total Return (4)					(1.75)%	(2.56)%	(2.46)%	8.26%(5)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$110,470	$11,316	$20,867	$22,826
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees					0.77%	1.52%	1.52%	0.55%(9)
Interest and fee expense(7)					0.22%	0.22%	0.22%	0.22%(9)
Total expenses before custodian fee reduction					0.99%	1.74%	1.74%	0.77%(9)
Expenses after custodian fee reduction excluding interest and fees					0.75%	1.50%	1.50%	0.54%(9)
Net investment income					4.44%	3.69%	3.69%	4.68%(9)
Portfolio Turnover of the Portfolio(11)					—	—	—	—
Portfolio Turnover of the Fund					47%	47%	47%	47%(13)

(See footnotes on last page.)

84

^Financial Highlights (continued)

				South Carolina Fund

				Year Ended August 31,

		2007			2006		2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 10.050	$10.660	$10.660	$10.060	$10.670	$10.470	$ 9.710	$10.300
Income (loss) from operations
Net investment income(1)	$ 0.409	$ 0.356	$0.349	$ 0.423	$ 0.372	$ 0.218	$ 0.463	$0.417
Net realized and unrealized gain (loss)	(0.346)	(0.378)	(0.371)	(0.002)	(0.005)	0.199(3)	0.370	0.387
Total income (loss) from operations	$ 0.063	$ (0.022)	$ (0.022)	$ 0.421	$ 0.367	$ 0.417	$ 0.833	$0.804
Less distributions
From net investment income	$ (0.413)	$ (0.358)	$ (0.358)	$ (0.431)	$ (0.377)	$ (0.227)	$ (0.483)	$ (0.434)
Total distributions	$ (0.413)	$ (0.358)	$ (0.358)	$ (0.431)	$ (0.377)	$ (0.227)	$ (0.483)	$ (0.434)
Net asset value - End of year	$ 9.700	$10.280	$10.280	$10.050	$10.660	$10.660	$10.060	$10.670
Total Return (4)	0.55%	(0.29)%	(0.29)%	4.35%	3.57%	4.04%(5)	8.78%	8.16%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$103,975	$14,559	$13,623	$71,412	$17,667	$ 2,272	$50,953	$18,039
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%(8)	1.51%(8)	1.51%(8)	0.75%	1.50%	1.50%(9)	0.75%(10)	1.50%(10)
Interest and fee expense(7)	0.45%	0.45%	0.45%	0.37%	0.37%	0.37%(9)	0.37%(10)	0.37%(10)
Total expenses before custodian fee reduction	1.21%(8)	1.96%(8)	1.96%(8)	1.12%	1.87%	1.87%(9)	1.12%(10)	1.87%(10)
Expenses after custodian fee reduction excluding interest and fees	0.73%(8)	1.48%(8)	1.48%(8)	0.73%	1.48%	1.48%(9)	0.72%(10)	1.47%(10)
Net investment income	4.06%	3.33%	3.29%	4.28%	3.55%	3.27%(9)	4.69%	3.98%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	33%	33%	33%	42%	42%	42%(12)	29%	29%

(See footnotes on last page.)

85

^ Financial Highlights (continued)

	Tennessee Fund

	Year Ended August 31,

		^2009			2008

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year				$9.530	$10.380	$10.370
Income (loss) from operations
Net investment income(1)				$0.409	$0.369	$0.366
Net realized and unrealized gain (loss)				(0.433)	(0.475)	(0.463)
Total income (loss) from operations				$(0.024)	$(0.106)	$(0.097)
Less distributions
From net investment income				$(0.406)	$(0.364)	$(0.363)
Total distributions				$(0.406)	$(0.364)	$(0.363)
Net asset value - End of year				$9.100	$9.910	$9.910
Total Return(4)				(0.26)%	(1.05)%	(0.95)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)				$49,219	$5,247	$4,078
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees				0.74%	1.49%	1.50%
Interest and fee expense(7)				0.09%	0.09%	0.09%
Total expenses before custodian fee reduction				0.83%	1.58%	1.59%
Expenses after custodian fee reduction excluding interest and fees				0.72%	1.47%	1.47%
Net investment income				4.35%	3.60%	3.59%
Portfolio Turnover of the Portfolio(11)				—	—	—
Portfolio Turnover of the Fund				26%	26%	26%

(See footnotes on last page.)

86

^Financial Highlights (continued)

	Tennessee Fund

	Year Ended August 31,

	2007			2006			2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.850	$10.730	$10.720	$ 9.880	$10.750	$10.580	$ 9.900	$10.780
Income (loss) from operations
Net investment income(1)	$ 0.407	$ 0.365	$0.362	$ 0.419	$ 0.378	$ 0.110	$ 0.431	$0.390
Net realized and unrealized gain (loss)	(0.318)	(0.350)	(0.347)	(0.028)	(0.020)	0.156(3)	(0.001)	(0.010)
Total income from operations	$ 0.089	$ 0.015	$0.015	$ 0.391	$ 0.358	$ 0.266	$ 0.430	$0.380
Less distributions
From net investment income	$ (0.409)	$ (0.365)	$ (0.365)	$ (0.421)	$ (0.378)	$ (0.126)	$ (0.450)	$ (0.410)
Total distributions	$ (0.409)	$ (0.365)	$ (0.365)	$ (0.421)	$ (0.378)	$ (0.126)	$ (0.450)	$ (0.410)
Net asset value - End of year	$ 9.530	$10.380	$10.370	$ 9.850	$10.730	$10.720	$ 9.880	$10.750
Total Return(4)	0.85%	0.09%	0.09%	4.09%	3.43%	2.54%(5)	4.44%	3.75%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,444	$ 6,215	$2,683	$46,023	$ 8,638	$ 559	$42,088	$10,346
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%(8)	1.50%(8)	1,49%(8)	0.73%	1.48%	1.48%(9)	0.76%(10)	1.51%(10)
Interest and fee expense(7)	0.21%	0.21%	0.21%	0.19%	0.19%	0.19%(9)	0.16%(10)	0.16%(10)
Total expenses before custodian fee reduction	0.96%(8)	1.71%(8)	1.70%(8)	0.92%	1.67%	1.67%(9)	0.92%(10)	1.67%(10)
Expenses after custodian fee reduction excluding interest and fees	0.72%(8)	1.47%(8)	1.46%(8)	0.70%	1.45%	1.45%(9)	0.75%(10)	1.50%(10)
Net investment income	4.15%	3.41%	3.40%	4.30%	3.56%	3.10%(9)	4.36%	3.63%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	20%	20%	20%	16%	16%	16%(12)	13%	13%

(See footnotes on last page.)

87

^ Financial Highlights (continued)^

	Virginia Fund

	Year Ended August 31,

	2009				2008

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I (2)

Net asset value - Beginning of year					$9.280	$10.270	$10.280	$8.440
Income (loss) from operations
Net investment income(1)					$0.412	$0.381	$0.381	$0.222
Net realized and unrealized gain (loss)					(0.592)	(0.656)	(0.656)	0.263
Total income from operations					$(0.180)	$(0.275)	$(0.275)	$0.485
Less distributions
From net investment income					$(0.410)	$(0.375)	$(0.375)	$(0.215)
Total distributions					$(0.410)	$(0.375)	$(0.375)	$(0.215)
Net asset value - End of year					$8.690	$9.620	$9.630	$8.710
Total Return (4)					(2.00)%	(2.73)%	(2.73)%	5.73%(7)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)					$107,673	$14,451	$9,451	$1,338
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees					0.78%	1.53%	1.53%	0.63%(4)
Interest and fee expense(7)					0.37%	0.37%	0.37%	0.37%(4)
Total expenses before cost fee reduction					1.15%	1.90%	1.90%	1.00%(4)
Expenses after custodian fee reduction excluding interest and fees					0.76%	1.51%	1.51%	0.56%(4)
Net investment income					4.53%	3.78%	3.80%	5.07%(4)
Portfolio Turnover of the Portfolio(11)					—	—	—	—
Portfolio Turnover of the Fund					26%	26%	26%	26%(6)

(See footnotes on last page.)

88

^Financial Highlights (continued)

	Virginia Fund

	Year Ended August 31,

	2007			2006			2005

	Class A	Class B	Class C	Class A	Class B	Class C(2)	Class A	Class B

Net asset value - Beginning of year	$ 9.770	$10.820	$10.810	$ 9.790	$10.830	$10.660	$ 9.590	$10.610
Income (loss) from operations
Net investment income(1)	$ 0.403	$ 0.367	$0.365	$ 0.418	$ 0.384	$ 0.198	$ 0.426	$0.392
Net realized and unrealized gain (loss)	(0.485)	(0.547)	(0.525)	(0.025)	(0.018)	0.158(3)	0.202	0.222
Total income from operations	$ (0.082)	$ (0.180)	$ (0.160)	$ 0.393	$ 0.366	$ 0.356	$ 0.628	$0.614
Less distributions
From net investment income	$ (0.408)	$ (0.370)	$ (0.370)	$ (0.413)	$ (0.376)	$ (0.206)	$ (0.428)	$ (0.394)
Total distributions	$ (0.408)	$ (0.370)	$ (0.370)	$ (0.413)	$ (0.376)	$ (0.206)	$ (0.428)	$ (0.394)
Net asset value - End of year	$ 9.280	$10.270	$10.280	$ 9.770	$10.820	$10.810	$ 9.790	$10.830
Total Return (4)	(0.95)%	(1.77)%	(1.58)%	4.16%	3.49%	3.38%(5)	6.70%	6.06%(6)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$107,632	$19,055	$5,236	$89,098	$24,411	$ 548	$78,848	$29,456
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%(8)	1.53%(8))	1.53%(8)	0.77%	1.52%	1.52%(9)	0.80%(10)	1.55%(10)
Interest and fee expense(7)	0.57%	0.57%	0.57%	0.54%	0.54%	0.54%(9)	0.23%(10)	0.23%(10)
Total expenses before cost fee reduction	1.35%(8)	2.10%(8))	2.10%(8)	1.31%	2.06%	2.06%(9)	1.03%(10)	1.78%(10)
Expenses after custodian fee reduction excluding interest and fees	0.76%(8)	1.51%(8)	1.51%(8)	0.76%	1.51%	1.51%(9)	0.79%(10)	1.54%(10)
Net investment income	4.14%	3.40%	3.40%	4.34%	3.61%	3.31%(9)	4.41%	3.67%
Portfolio Turnover of the Portfolio(11)	—	—	—	—	—	—	—	—

Portfolio Turnover of the Fund	28%	28%	28%	30%	30%	30%(12)	47%	47%

(1)	Computed using average shares outstanding.
(2)	For Class C of the Alabama Fund for the period from the start of business, March 21, 2006 to August 31, 2006; for Class I of the Alabama Fund for the period from the start of business, March 3, 2008 to August 31, 2008; for Class C of the Arkansas Fund for the period from the start of business, April 28, 2006 to August 31, 2006; for Class C of the Georgia Fund for the period from the start of business, April 25, 2006 to August 31, 2006; for Class I of the Georgia Fund for the period from the start of business, March 3, 2008 to August 31, 2008; for Class C of the Kentucky Fund for the period from the start of business, March 23, 2006 to August 31, 2006; for Class C of the Louisiana Fund for the period from the start of business, December 4, 2007, to August 31, 2008; for Class C of the Maryland Fund for the period from the start of business, May 2, 2006 to August 31, 2006; for Class I of the Maryland Fund for the period from the start of business, March 3, 2008 to August 31, 2008; for Class C of the Missouri Fund for the period from the start of business, February 16, 2006 to August 31, 2006; for Class C of the North Carolina Fund for the period from the start of business, May 2, 2006 to August 31, 2006; for Class I of the North Carolina Fund for the period from the start of business, March 3, 2008 to August 31, 2008; for Class C of the Oregon Fund for the period from the start of business, March 2, 2006 to August 31, 2006; for Class C of the South Carolina Fund for the period from the start of business, January 12, 2006 to August 31, 2006; for Class I of the South Carolina Fund for the period from the start of business, March 3, 2008 to August 31, 2008; for Class C of the Tennessee Fund for the period from the start of business, May 2, 2006 to August 31, 2006; for Class C of the Virginia Fund for the period from the start of business, February 8, 2006 to August 31, 2006; for Class I of the Virginia Fund for the period from the start of business, March 3, 2008 to August 31, 2008; .
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total return reflects an increase due to a change in the timing of the payment and reinvestment of distributions for each Fund as follows: Alabama Fund Class B: 0.15%; Arkansas Fund Class B: 0.17%; Georgia Fund Class B; 0.18%; Kentucky Fund Class B: 0.17%; Louisiana Fund Class B: 0.17%; Maryland Fund Class B: 0.17%; Missouri Fund Class B: 0.16%; North Carolina Fund Class B: 0.16%; Oregon Fund Class B: 0.18%; South Carolina Fund Class B: 0.18%; Tennessee Fund Class B: 0.16%; and Virginia Fund Class B: 0.16%.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I to the Fund’s audited financial statements).
(8)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% (0.05% for the Maryland Fund) of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.
(9)	Annualized.
(10)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

89

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.
(12)	For the Fund’s year ended August 31, 2006.
(13)	For the Fund’s year ended August 31, 2008.

90

More Information

^
About the Funds: More information is available in thestatement of additionalinformation. Thestatement of additional information is incorporated by reference into this prospectus. Additional information about each
Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC
(call 1-^800-^732-^0330 for information on the operation of the public reference room); on the EDGAR
Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the
SEC’s ^Public Reference Section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the
Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing	Overnight Mailing	Phone Number:
Address:	Address:	1-800-262-1122
Eaton Vance Funds	Eaton Vance Funds	Monday - Friday
PO Box 9653	101 Sabin Street	^
Providence, RI 02940-	Pawtucket, RI	8 a.m. - 6 p.m. ET
9653	02860

The Funds’ Investment Company Act No. is 811-04409	12MUNI1/1P
^113-1/10	© ^2009 Eaton Vance Management

91

STATEMENT OF ADDITIONAL INFORMATION ^January 1, 2010

Eaton Vance Alabama ^Municipal Income Fund
Eaton Vance Arkansas ^Municipal Income Fund
Eaton Vance Georgia ^Municipal Income Fund
Eaton Vance Kentucky ^Municipal Income Fund
Eaton Vance Louisiana ^Municipal Income Fund
Eaton Vance Maryland ^Municipal Income Fund
Eaton Vance Missouri Municipals Income Fund
Eaton Vance North Carolina ^Municipal Income Fund
Eaton Vance Oregon ^Municipal Income Fund
Eaton Vance South Carolina ^Municipal Income Fund
Eaton Vance Tennessee ^Municipal Income Fund
Eaton Vance Virginia ^Municipal Income Fund

Two International Place Boston, Massachusetts 02110^ 1-800-262-1122

^

This Statement of Additional Information (“SAI”) provides general information about the Funds. The Funds are non-diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Municipals Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page			Page
Strategies and Risks		^2	Purchasing and Redeeming Shares		^21
Investment Restrictions		^8	Sales Charges		^22
Management and Organization		10	Performance		24^
Investment Advisory and Administrative Services		15	Taxes		26^
Other Service Providers		20^	Portfolio Securities Transactions		29
Calculation of Net Asset Value		20^	Financial Statements		31^
^
Appendix A:	Class A Fees, Performance and Ownership	33	Appendix E:	State Specific Information	52
Appendix B:	Class B Fees, Performance and Ownership	39	Appendix F:	Ratings	^70
Appendix C:	Class C Fees, Performance and Ownership	44	Appendix G:	Eaton Vance Funds Proxy Voting Policy and Procedures	^79
Appendix D:	Class I Fees, Performance and Ownership	49	Appendix H:	Adviser Proxy Voting Policies and Procedures	^81

^

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by ^the Fund prospectus dated^ January 1, 2010, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, a Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

2

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Fund as a result of any such event, and a Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Fund. Each Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Fund will be affected by such changes.

Insured Obligations. Each Fund may purchase municipal obligations that are insured as to their scheduled payment of principal and interestsuch insurance generally will be obtained from insurers having a claims-paying ability rated at least Baa by Moody’s or BBB by S&P or Fitch. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund’s current yield. In addition, changes in the ^ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. See Appendix F for a description of the ^ratings of S&P and Moody’s. The insurance does not guarantee the market value of the insured obligation or the net asset value of a Fund’s shares.

State-Specific Concentration. For a discussion of the risks associated with investing in municipal obligations of a particular state’s issuers, see “Risks of Concentration” in Appendix E. Each Fund may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Fund may also invest to a limited extent in obligations issued by the N. ^Mariana Territories and American Samoa. Information about some of these conditions and developments is included in ^Appendix E.

Sector Concentration. Each Fund may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

3

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. A Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however^, that holdings of obligations rated below Baa or BBB will be no more than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Fund’s credit quality limitations. In the case of a defaulted obligation, a Fund may incur additional expense seeking recovery of its investment. ^Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” ^included in the Fund’s reports to ^shareholders.

When a Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix F.

Municipal Leases. Each Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

4

Certain municipal lease obligations owned by a Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event a Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and each Fund is required to distribute that income for each taxable year. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Fund’s commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Fund to buy such securities on a settlement date that could be several months or several years in the future. Each Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

Each Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Fund enters into the purchase commitment. When a Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by a Fund (or of securities that a Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the

5

price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Each Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Each Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes. Each Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore are not subject to registration or regulation as a CPO.

Residual Interest Bonds. Each Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose a Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to a Fund’s restrictions on borrowings.

Under certain circumstances, a Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit a Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forebearance agreement, a Fund would not be required to make such a reimbursement. If a Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss.

Credit Derivatives. Each Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. The counterparties to many derivatives transactions are investment banks (or, if recently restructured, formerly categorized as investment banks), an industry that has recently experienced higher than normal bankruptcies. The risk of counterparty default increases in the event such counterparties undergo bankruptcy or are otherwise part of an industry affected by increased bankruptcy activity.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations may reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Fund may retain the bond if interest rates decline.

6

Liquidity and Protective Put Options. Each Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. Each Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Fund or that selling institutions will be willing to permit a Fund to exercise a put to hedge against rising interest rates. A Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options. Each Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. Each Fund may enter into such arrangements on up to 5% of the value of such Fund’s assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.

Variable Rate Obligations. Each Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.^) based on market conditions and the investor ^may enjoy the right to “put” the security back to the issuer or ^its agent^. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

^

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Each Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. No Fund will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of a Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

7

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Fund will ^purchase illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

^

Asset Coverage. To the extent required by SEC guidelines, each Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

ReFlow Liquidity Program. Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares (or Class I shares for the Alabama, Georgia, Maryland, North Carolina, South Carolina and Virginia Funds) at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares" in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser may also benefit.

Temporary Investments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. Each Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). Securities may also be purchased and sold based on their relative value in the marketplace. A Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Fund. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin

8

in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the ^1933 Act;

(4)	Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

(5)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(6)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The following nonfundamental investment policies been adopted by each Fund. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders. Each Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the ^1933 Act ^and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds. Each Fund reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Fund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation, including inverse floaters, will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations. A Fund’s investments in inverse floaters and similar securities described in the prospectus and this SAI will not be considered borrowing for purposes of a Fund’s restrictions on borrowing described herein and in the prospectus.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the

9

borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is ^Two International Place, Boston, Massachusetts 02110^. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton ^Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. ^ Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust Position(s)	Term of Office and Length of Service
Name and Date of Birth			Principal Occupation(s) During Past Five Years		Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and	^178	Director of EVC
5/31/58			President of EV, Chief Executive Officer and President of Eaton Vance
and BMR, and Director of EVD. Trustee and/or officer of ^178 registered investment companies and 4 private investment
companies managed by Eaton Vance or BMR. Mr. Faust is an
interested person because of his positions with BMR, Eaton Vance,
EVC, EVD and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and	^178	None
1/2/63			Finance Unit Head, Harvard University Graduate School of Business
Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^178	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of		and operator of cemeteries)
Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty	^178	None
9/19/47			finance company) (since 2006). Formerly, President and Chief
Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^178	None
7/10/40

HELEN FRAME PETERS	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College.	^178	Director of ^BJ’s Wholesale
3/22/48			Adjunct Professor of Finance, Peking University, Beijing, China (since		Club, Inc. (wholesale club
			2005).		retailer), Trustee of SPDR Index
Shares Funds and SPDR Series
Trust (exchange traded funds)

10

Number of Portfolios in Fund Complex Overseen By Trustee(1)

	Trust Position(s)	Term of Office and Length of Service
Name and Date of Birth			Principal Occupation(s) During Past Five Years		Other Directorships Held

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^178	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear insurance
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		provider), Aviva USA (insurance
			wealth management firm). Formerly, President and Contributing		provider) and CIFG (family of
			Editor, Worth Magazine (2004-2005). Formerly, Executive Vice		financial guaranty companies) and
			President and Global Head of Private Asset Management (and various		Advisory Director of Berkshire
			other positions), Neuberger Berman (investment firm) (1986-2004).		Capital Securities LLC (private
investment banking firm)

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^178	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

RALPH F. VERNI	Chairman of	Chairman of	Consultant and private investor.	^178	None
1/26/43	the Board and	the Board
	Trustee	since 2007
and Trustee
since 2005

(1) Includes both master and feeder funds in a master-feeder structure.

^

Principal Officers who are not Trustees
Term of Office and Length of Service
Name and Date of Birth	Trust Position(s)		Principal Occupation(s) During Past Five Years

ROBERT B. MACINTOSH	President	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^92 registered investment companies
1/22/57			managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^76 registered investment companies
7/28/59			managed by Eaton Vance or BMR.

CRAIG R. BRANDON	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^45 registered investment companies
12/21/66			managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^92 registered investment companies
3/2/63			managed by Eaton Vance or BMR.

THOMAS M. METZOLD	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^46 registered investment companies
8/3/58			managed by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^72 registered investment companies
3/22/75			managed by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^178 registered investment companies
6/19/57		^	managed by Eaton Vance or BMR.

MAUREEN A. GEMMA	Secretary and Chief Legal	^	Vice President of Eaton Vance and BMR. Officer of ^178 registered investment companies
5/24/60	Officer	Secretary since 2007 and	managed by Eaton Vance or BMR.
Chief Legal Officer since
2008

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^178 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

11

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). Each of the Committees are comprised of only noninterested Trustees.

^Mmes. Stout (Chair), Peters and Steiger, and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance ^Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended August 31, 2009, the Governance Committee convened seven times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Park (Chair) and Verni, and Mmes. Steiger and Stout are members of the Audit ^Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee each Fund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund. During the fiscal year ended ^August 31, 2009, the Audit Committee convened^ five times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman, and Ms. Peters are currently members of the Contract Review ^Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of ^Trustees. During the fiscal year ended ^August 31, 2009, the Contract Review Committee convened ^eight times.

Messrs. ^Esty (Chair) and Freedman, and Ms. Peters are currently members of the Portfolio Management ^Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds, giving special attention to the performance of certain Funds that it or the Board of Trustees identifies from time to time. During the fiscal year ended ^August 31, 2009, the Portfolio Management Committee convened ^six times.

^Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters ^Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds; (ii) serve as a liaison between the Board of Trustees and the Funds’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended ^August 31, 2009, the Compliance Reports and Regulatory Matters Committee convened ^seven times.

12

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31,^ 2008.^

Dollar Range of Equity Securities Owned by
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Peters(2) (3)	Steiger(2)	Stout(2)	Verni(2)
Alabama Fund
Arkansas Fund
Georgia Fund
Kentucky Fund
Louisiana Fund
Maryland Fund
Missouri Fund
North Carolina Fund
Oregoon Fund
South Carolina Fund
Tennessee Fund
Virginia Fund
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance
Family of Funds

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(3)	Ms. Peters was elected as a Trustee ^on November 17, 2008.
*	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2007 and December 31, ^2008, no noninterested Trustee (or their immediate family members) had:

(1^)	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2^)	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any
Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3^)	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by
EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2007 and December 31, ^2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of ^the funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by ^the funds in the shares of one or more funds in

13

the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on ^the assets, liabilities, and net income per ^share of the funds, and will not obligate ^the funds to retain the services of any Trustee or obligate ^the funds ^to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees^.

The fees and expenses of the Trustees of the Trust are paid by the Funds (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended August 31, 2009, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, 2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

^
	Benjamin C.	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni
Trust(2)
Trust and Fund Complex(1)

(1)	As of ^January 1, 2010, the Eaton Vance fund complex consists of ^178 registered investment companies or series thereof. Ms. Peters was elected as a Trustee effective November 17, 2008, and thus ^the compensation figures listed for the Trust and Fund Complex are estimated for the calendar year ended December 31, 2008 based on amounts she would have received if she had been a Trustee for ^the full 2008 calendar year. ^
(2)	The Trust consisted of 25 Funds as of ^August 31, 2009.
(3)	Includes ^$ of deferred compensation.
(4)	Includes ^$ of deferred compensation.
(5)	Includes ^$ of deferred compensation.
^

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law onSeptember 30, 1985 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

14

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and record keeping and disclosure services. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see ^Appendix G and Appendix H, respectively. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of the Fund’s assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

15

For a description of the compensation that each Fund pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Fund and the advisory fees for the three fiscal years ended ^August 31, 2009. ^

		Advisory Fee Paid for Fiscal Years Ended
	Net Assets at
Fund	^8/31/09	^8/31/09	8/31/08	8/31/07^
Alabama			$177,451	$169,436
Arkansas			201,895	195,176
Georgia			304,752	252,111
Kentucky			180,282	190,170
Louisiana			110,014	86,191
Maryland			358,626	288,582
Missouri			391,398	309,273
North Carolina			359,107	300,091
Oregon			574,133	434,317
South Carolina			572,124	421,760
Tennessee			177,210	163,804
Virginia			526,325	465,003

^

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. ^EV serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of ^EVC^, a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr.^, Dorothy E. Puhy, Duncan W. ^Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers, as the case may be, (each referred to as a “portfolio manager”) of each Fund are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund. The following tables show, as of a Fund’s fiscal year end, the number of accounts each portfolio manager managed in each of the

16

listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Alabama Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William H. Ahern
	^	^	^	^
Registered Investment Companies
	^	^	^	^
Other Pooled Investment Vehicles
	^	^	^	^
Other Accounts

Arkansas, Georgia, Kentucky^,	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
^Tennessee and Virginia Funds	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Adam A. Weigold
	^	^	^	^
Registered Investment Companies
	^	^	^	^
Other Pooled Investment Vehicles
	^	^	^	^
Other Accounts

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Maryland Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Craig R. Brandon
	^	^	^	^
Registered Investment Companies
	^	^	^	^
Other Pooled Investment Vehicles
	^	^	^	^
Other Accounts

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Missouri Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Cynthia J. Clemson
	^	^	^	^
Registered Investment Companies
	^	^	^	^
Other Pooled Investment Vehicles
	^	^	^	^
Other Accounts

17

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Louisiana Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Robert B. MacIntosh
	^	^	^	^
Registered Investment Companies
	^	^	^	^
Other Pooled Investment Vehicles
	^	^	^	^
Other Accounts

North Carolina, Oregon and	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
South Carolina Funds	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas M. Metzold
	^	^	^	^
Registered Investment Companies
	^	^	^	^
Other Pooled Investment Vehicles
	^	^	^	^
Other Accounts

^ * In millions of dollars.

The following table shows the dollar value of shares of a Fund beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended August 31, 2009^. The purpose of each Fund is to provide tax-exempt income to persons subject to taxation in a particular state. No Fund’s portfolio manager is subject to such taxation and, as such, no manager owns shares of

18

the Fund(s) he or she manages. In addition, in most cases, Fund shares are not registered for sale in the state of the portfolio manager’s residence.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Alabama Fund
William H. Ahern	^	^

Arkansas Fund
Adam A. Weigold	^	^

Georgia Fund
Adam A. Weigold	^	^

Kentucky Fund
Adam A. Weigold	^	^

Louisiana Fund
Robert B. MacIntosh	^	^

Maryland Fund
Craig R. Brandon	^	^

Missouri Fund
Cynthia J. Clemson	^	^

North Carolina Fund
Thomas M. Metzold	^	^

Oregon Fund
Thomas M. Metzold	^	^

South Carolina Fund
Thomas M. Metzold	^	^

Tennessee Fund
Adam A. Weigold	^	^

Virginia Fund
Adam A. Weigold	^	^

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create

19

additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock ^and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis^. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of ^a Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to ^a Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from ^a Fund; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro rata share of such fee. For the fiscal year ended

20

^August 31, 2009, the transfer agent accrued for or paid to Eaton Vance the following amounts for sub-transfer agency services performed on behalf of each Fund:

Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland	Missouri	N. Carolina	Oregon	S. Carolina	Tennessee	Virginia
^	^	^	^	^	^	^	^	^	^	^	^

Expenses. Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 ^is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. ^Mr. Faust is a Director of EVD.

Custodian. ^State Street Bank and Trust Company (“^State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund. State ^Street has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. ^State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including ^State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm. ^ ________________, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of each Fund, providing audit related services and assistance and consultation with respect to the preparation of filings with the SEC.

^

Transfer Agent. PNC Global Investment Services, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

21

CALCULATION OF NET ASSET VALUE

The net asset value of each Fund is computed by ^State Street (as agent and custodian for each Fund) by subtracting the liabilities of the Fund from the value of its total assets. Each Fund will be closed for business and will not price its respective shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through ^financial intermediaries which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the ^financial intermediaries responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If

22

a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash^.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty^.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Fund or its principal underwriter to exchange shares from one class of the Fund to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Funds’ policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include any investment vehicle that allocates its assets among investments in concert with changes in a model portfolio and any asset allocation programs that may be sponsored by Eaton Vance or its affiliates.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to ^financial intermediaries which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain ^financial intermediaries whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to ^financial intermediaries. The principal underwriter may allow, upon notice to all ^financial intermediaries with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such ^financial intermediaries may be deemed to be underwriters as that term is defined in the ^1933 Act.

^Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load platform, (4) to officers and employees of the Fund custodian and the transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of ^financial intermediaries. ^Sales charges generally are ^waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the ^financial intermediary involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian

23

and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the ^financial intermediary and the principal underwriter. If at the time of the recomputation, the ^financial intermediary for the account has changed, the adjustment will be made only on those shares purchased through the current ^financial intermediary for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of ^shares ^owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her ^financial intermediary must provide the principal underwriter (in the case of a purchase made through ^a financial intermediary) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

^

Distribution Plans^

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, ^financial intermediaries and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans^”) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of ^shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal

24

underwriter for the sales commissions paid by it to ^financial intermediaries on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.80% of the purchase price of Class C shares, and an up-front service fee of 0.20% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, ^financial intermediaries and other persons in amounts not exceeding an annual rate of ^0.25% of its average daily net assets for personal services, and/ or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, ^financial intermediaries currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.20% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.20% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to ^financial intermediaries at the time of sale. For the service fees paid, see Appendix B and Appendix C.

^A Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. ^A Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. ^Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were ^made is required. ^A Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The ^Trustees, including the Plan Trustees, initially approved the current Plan(s) on June 23, 1997 (November 14, 2005 for the Class C Plan for Alabama, Arkansas, Georgia, Kentucky, Maryland, Missouri, North Carolina, Oregon, South Carolina, Tennessee and Virginia, and August 6, 2007 for the Class C Plan for Louisiana). ^Any Trustee of the Trust who ^is an “interested” ^person of the Trust ^has an indirect financial interest in ^a Plan because ^his or her employer (or affiliates thereof) ^receives distribution and/or service fees under the ^Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year

25

in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).
  Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter-end
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser

26

  (such as Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, ^financial intermediaries and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings ^information that has not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the ^CCO of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended ^August 31, 2009. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss

27

carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ^dividend income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

A Fund may invest to a significant extent in debt obligations that are in the lowest rating catagories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by a Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by a Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date

28

of issuance of municipal obligations, or after a Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, a Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

A Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

A Fund’s investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to a swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch

29

profits tax" imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U^.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that ^a Fund designates as “short-term capital ^gain dividends” or “long-term capital ^gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Fund and will be treated as ordinary dividends to the foreign shareholder. ^

If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund on or before December 31, 2009 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under ^certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix ^E for state tax information for certain states^.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the ^broker-dealer firm, are made by BMR, each Fund’s investment adviser. Each Fund is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with ^one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive ^spread or (when a disclosed commission is being charged) at

30

reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the ^broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the ^broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

^Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of the overall ^responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing^.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, ^technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, ^and ^certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in

31

rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients^.

Since May 1, 2004, ^if the investment adviser uses research credits generated from a Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Fund by the amount of such research credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information^.

Municipal obligations considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “^new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions^.

The following table shows brokerage commissions paid during ^three fiscal years ended ^August 31, 2009, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its ^affiliates (see above), and the commissions paid in connection therewith^.

^

32

0

					Commissions Paid on
				Amount of Transactions	Transactions
				Directed to Firms	Directed to Firms
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Providing Research
Fund	8/31/09	8/31/08	8/31/07^	8/31/09	8/31/09
Alabama		$2,786	$2,719
Arkansas		2,870	525
Georgia		3,885	3,564
Kentucky		2,282	2,288
Louisiana		672	1,900
Maryland		2,622	3,569
Missouri		2,727	3,970
North Carolina		6,521	2,650
Oregon		11,585	2,000
South Carolina		16,450	5,925
Tennessee		2,590	2,756
Virginia		10,640	12,107

*	As noted above, municipal obligations are traded on a net basis (i.e., without commission). The brokerage commissions reflected in the table resulted from the Fund’s transactions in futures contracts during the period.

As of ^August 31, 2009, each Fund held no securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Funds, appear in the Funds’ most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of ^the annual ^report accompanies this SAI^.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated^.

Registrant incorporates by reference the audited financial information and the report of the independent reegistered public accounting firm for the Funds listed below for the fiscal year ended ^August 31, 2009, as previously filed electronically with the SEC:

^
Eaton Vance Alabama Municipals Fund
Eaton Vance Arkansas Municipals Fund
Eaton Vance Georgia Municipals Fund
Eaton Vance Kentucky Municipals Fund
Eaton Vance Louisiana Municipals Fund
Eaton Vance Maryland Municipals Fund
Eaton Vance Missouri Municipals Fund
Eaton Vance North Carolina Municipals Fund
Eaton Vance Oregon Municipals Fund
Eaton Vance South Carolina Municipals Fund
Eaton Vance Tennessee Municipals Fund
Eaton Vance Virginia Municipals Fund
(Accession No. 0001104659-09-XXXXXX)

33

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^August 31, 2009, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to ^financial intermediaries, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by each Fund, and (6) distribution and service fees paid to ^financial intermediaries. Distribution and service fees that were not paid to ^financial intermediaries were retained by the principal underwriter.

^
				CDSC to	Total Distribution	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Fees Paid to
Fund	Charges Paid	Financial Intermediaries	Principal Underwriter	Underwriter	Fees Paid	Financial Intermediaries
Alabama
Arkansas
Georgia
Kentucky
Louisiana
Maryland
Missouri
North Carolina
Oregon
South Carolina
Tennessee
Virginia

For the fiscal years ended^ August 31, 2008 and August 31, 2007, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to ^financial intermediaries.

	August 31, 2008	August 31, 2008	August 31, 2007	August 31, 2007
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Alabama	$^112,^758	$^108,^030	$^148,^693	$^7,^758
Arkansas	^253,^773	^242,^409	^328,^058	^16,^981
Georgia	^192,^845	^184,^263	^339,^765	^13,^544
Kentucky	^58,^042	^51,^980	^102,^222	^5,^955
Louisiana	^124,^728	^118,^081	^199,^053	^9,^262
Maryland	^346,^001	^328,^277	^447,^016	^23,^836
Missouri	^224,^422	^211,^981	^569,^311	^31,^353
North Carolina	^218,^683	^207,^995	^254,^732	^13,^610
Oregon	^569,^013	^537,^662	^717,^825	^37,^720
South Carolina	^435,^854	^415,^196	^661,^849	^34,^968
Tennessee	^180,^968	^169,^465	^159,^808	^9,^221
Virginia	^246,^801	^237,^364	^412,^789	^21,^447

^

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

34

^

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and ^the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Alabama Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Arkansas Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

35

Georgia Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Kentucky Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Louisiana Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

36

Maryland Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Missouri Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

North Carolina Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

37

Oregon Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

South Carolina Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Tennessee Fund	Length of Period Ended^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

38

	Virginia Fund	Length of Period Ended^ August 31, 2009
	Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^

Control Persons and Principal Holders of Securities. At ^December 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^
	Morgan Stanley	Jersey City, NJ	^

Arkansas	Edward D Jones & Co.	Maryland Hts., MO	^
	Morgan Stanley	Jersey City, NJ	^
	Citigroup Global Markets, Inc.	New York, NY	^

Georgia	Citigroup Global Markets, Inc.	New York, NY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^

Kentucky	Special Custody Acct	Louisville, KY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^
	Edward D Jones & Co.	Maryland Hts., MO	^

Louisiana	Citigroup Global Markets, Inc.	New York, NY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Charles Schwab & Co., Inc.	San Francisco, CA	^
	Edward D Jones & Co.	Maryland Hts., MO	^

39

Maryland	Citigroup Global Markets, Inc.	New York, NY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Morgan Stanley	Jersey City, NJ	^

Missouri	Howard N Lesser TTE Howard N Lesser Trust	Saint Louis, MO	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Citigroup Global Markets, Inc.	New York, NY	^

North Carolina	Merrill, Lynch, Pierce, Fenner& Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^
	Prudential Investment Management Service	Newark, NJ	^

Oregon	Edward D Jones & Co.	Maryland Hts., MO	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Morgan Stanley	Jersey City, NJ	^
	Citigroup Global Markets, Inc.	New York, NY	^

South Carolina	Citigroup Global Markets, Inc.	New York, NY	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Morgan Stanley	Jersey City, NJ	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^

Tennessee	Citgroup Global Markets, Inc.	New York, NY	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Morgan Stanley	Jersey City, NJ	^

Virginia	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Morgan Stanley	Jersey City, NJ	^
	Citigroup Global Markets, Inc.	New York, NY	^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date^.

40

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended^ August 31, 2009, the following table shows (1) sales commissions paid by the principal underwriter to ^financial intermediaries on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to ^financial intermediaries. The service fees paid by the Funds that were not paid to ^financial intermediaries were retained by the principal underwriter.

^
Commission Paid
	by Principal	Distribution Fee	CDSC Paid to			Service Fees
	Underwriter to	Paid to	Principal	Uncovered Distribution	Service	Paid to
Fund	Financial Intermediaries	Principal Underwriter	Underwriter	Charges	Fees	Financial Intermediaries
Alabama
Arkansas
Georgia
Kentucky
Louisiana
Maryland
Missouri
North Carolina
Oregon
South Carolina
Tennessee
Virginia

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and ^the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

41

Alabama Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Arkansas Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Georgia Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

42

Kentucky Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Louisiana Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemptions and Including Maximum Sales Charge

Maryland Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

43

Missouri Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

North Carolina Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Oregon Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

44

South Carolina Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Tennessee Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

Virginia Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge

45

Control Persons and Principal Holders of Securities. At ^December 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama	Morgan Stanley	Jersey City, NJ	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Arkansas	Morgan Stanley	Jersey City, NJ	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Edward D Jones & Co.	Maryland Hts., MO	^

Georgia	Morgan Stanley	Jersey City, NJ	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Kentucky	Special Custody Acct FEBO Customers Omnibus Acct	Louisville, KY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Morgan Stanley	Jersey City, NJ	^
	First Clearing LLC A/C 8028-5134	Ashland, KY	^

Louisiana	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Gayle C. LeBlanc	Baton Rouge, LA	^

Maryland	Morgan Stanley	Jersey City, NJ	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Missouri	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Morgan Stanley	Jersey City, NY	^

North Carolina	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Pershing LLC	Jersey City, NJ	^

46

Oregon	Edward D Jones & Co.	Maryland Hts., MO	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^

South Carolina	Citigroup Global Markets, Inc.	New York, NY	^
	Morgan Stanley	Jersey City, NJ	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^

Tennessee	Morgan Stanley	Jersey City, NJ	^
	Edward D Jones & Co.	Maryland Hts., MO	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Virginia	Morgan Stanley	Jersey City, NJ	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date^.

47

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^August 31, 2009, the following table shows (1) sales commissions paid by the principal underwriter to ^financial intermediaries on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to ^financial intermediaries. The service fees paid by the Funds that were not paid to ^financial intermediaries were retained by the principal underwriter.

^
	Commission Paid by Principal Underwriter to Financial Intermediaries	Distribution Fee Paid to Principal Underwriter	CDSC Paid to Principal Underwriter			Service Fees Paid to Financial Intermediaries
				Uncovered Distribution Charges	Service Fees
Fund(1)
Alabama
Arkansas
Georgia
Kentucky
Louisiana
Maryland
Missouri
North Carolina
Oregon
South Carolina
Tennessee
Virgina

(1)	Class C commenced operations as follows: March 21, 2006 (Alabama Fund), April 28, 2006 (Arkansas Fund), Apriil 25, 2006 (Georgia Fund), March 23, 2006 (Kentucky Fund), December 4, 2007 (Louisiana Fund), May 2, 2006 (Maryland Fund), February16, 2006 (Missouri Fund), May 2, 2006 (North Carolina Fund), March 2, 2006 (Oregon Fund), January 12, 2006 (South Carolina Fund), May 2, 2006 (Tennessee Fund) and February 8, 2006 (Virginia Fund).

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to the date this Class of each Fund was first offered, reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class C total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and ^the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

48

Alabama Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on March 21, 2006.

Arkansas Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years*

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on April 28, 2006.

49

Georgia Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on April 25, 2006.

Kentucky Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on March 23, 2006.

50

Louisiana Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on December 4, 2007.

Maryland Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on May 2, 2006.

51

Missouri Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on February 16, 2006.

North Carolina Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on May 2, 2006.

52

Oregon Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on March 2, 2006.

South Carolina Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on January 12, 2006.

53

Tennessee Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on May 2, 2006.

Virginia Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years

Before Taxes and Excluding Maximum Sales Charge

Before Taxes and Including Maximum Sales Charge

After Taxes on Distributions and Excluding Maximum Sales Charge

After Taxes on Distributions and Including Maximum Sales Charge

After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge

After Taxes on Distributions and Redemption and Including Maximum Sales Charge
^Class C commenced operations on February 8, 2006.

Control Persons and Principal Holders of Securities. At ^December 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

54

Alabama	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	NFS LLC FEBO Robert W Grubb	Birmingham, AL	^

Arkansas	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	A G Edwards & Sons Inc. Eliz. M. Kranzush	St. Louis, MO	^
	LPL Financial Services A/C 1575-2704	San Diego, CA	^

Georgia	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^
	NFS LLC FEBO James F Bateman	Athens, GA	^

Kentucky	Citigroup Global Markets, Inc.	New York, NY	^
	NFS LLC FEBO David R Mack	Fisherville,KY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^

Louisiana	LPL Financial A/C 2570-5902	San Diego, CA	^
	LPL Financial A/C 1764-7504	San Diego, CA	^
	LPL Financial A/C 6079-2390	San Diego, CA	^
	LPL Financial A/C 3264-6874	San Diego, CA	^
	LPL Financial A/C 3843-4558	San Diego, CA	^

Maryland	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Missouri	Morgan Stanley	Jersey City, NJ	^
	Citigroup Global Markets, Inc.	New York, NY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	UBS Financial Services Inc. FBO Harry T. Doudna, TTEE	Lee's Summit, MO	^

North Carolina	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Oregon	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

South Carolina	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Citigroup Global Markets, Inc.	New York, NY	^

Tennessee	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^
	Morgan Stanley	Jersey City, NJ	^

Virginia	Citigroup Global Markets, Inc.	New York, NY	^
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date^.

APPENDIX D

Class I ^Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the period shown in the table. Total return for the period prior to March 3, 2008 reflects the total return of ^Class B, adjusted to reflect the fact that Class I does not impose a sales charge. The ^Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and ^the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

^
Alabama Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge
Class I commenced operations March 3, 2008.

Georgia Fund	Length of Period Ended^ August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge
Class I commenced operations March 3, 2008.

Maryland Fund	Length of Period Ended^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge
Class I commenced operations March 3, 2008.

North Carolina Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge
Class I commenced operations March 3, 2008.

South Carolina Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge
Class I commenced operations March 3, 2008.

Virginia Fund	Length of Period Ended ^August 31, 2009
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge
Class I commenced operations March 3, 2008.

Control Persons and Principal Holders of Securities. At^ December 1, 2009, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Alabama	Patterson & Co. FBO Omnibus C/C/C Account	Charlotte, NC
Georgia	Patterson & Co. FBO Omnibus C/C/C Account	Charlotte, NC
Maryland	Patterson & Co. FBO Omnibus C/C/C Account	Charlotte, NC
North Carolina	Patterson & Co. FBO Omnibus C/C/C Account	Charlotte, NC
South Carolina	Patterson & Co. FBO Omnibus C/C/C Account	Charlotte, NC
Virginia	Patterson & Co. FBO Omnibus C/C/C Account	Charlotte, NC

Beneficial owners of 25% or more of a Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date^.

APPENDIX E

STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Fund’s policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state’s political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

ALABAMA

Economy: From 1997 through 2006, the Alabama real gross domestic product increased steadily at an average of 2.7% per year, which placed it below the national average for that time period, according to the Bureau of Economic Analysis of the U.S. Department of Commerce. From 2002 to 2005, Alabama’s GDP grew faster than the national GDP each year. In 2006 and 2007, the state GDP continued to grow, but at a slower pace of 2.0% and 1.8%, respectively, slightly below the national average each year. Early estimates for Alabama’s GDP in 2008 predict modest growth between 1% to 1.5%, according to the University of Alabama, Center for Business and Economic Research. The largest increases in the state’s 2007 production were in the areas of retail trade, durable goods manufacturing, and utilities. The largest decreases in the state’s 2007 productions were in the areas of construction and finance and insurance.

Durable goods manufacturing was the largest sector of Alabama’s economy in 2007, representing 13.1% of the state GDP. This percentage demonstrates a greater reliance on manufacturing in Alabama than the average U.S. or Southeastern state, and this percentage has been increasing in recent years. From 1997 through 2007, state manufacturing production has increased at an average of 3% per year, with durable good manufacturing increasing at an average annual rate of 6.3% while non-durable goods manufacturers’ production declined at an average annual rate of 1.1% per year.

The increase in manufacturing has led to increased exports; the Alabama Development Office reports that Alabama’s exports increased by almost 60% from 2004 to 2007, compared to a national average increase of 42%, and Alabama exported a total of $14.4 billion worth of goods to foreign countries in 2007. Over a third of these exports were automotive vehicles; chemicals, forestry products, machinery, computers and electronics round out the state’s top five export commodities. Germany continued to be Alabama’s largest export destination in 2007, with a total value of $3.3 billion in exported goods; Canada ($2.9 billion), China ($808 million), Mexico ($799 million), and the United Kingdom ($732 million) represented the top five export destinations for Alabama goods in 2007.

An important factor affecting the economy is the State-owned Port of Mobile which primarily handles wood pulp, forestry products and coal exports and serves as a major Gulf Coast port. The Port of Mobile is the 10th largest port in the nation in overall waterborne trade by cargo volume, according to the American Association of Port Authorities; the McDuffie Terminal at the port is the largest on the Gulf Coast, according to the Alabama State Port Authority. In November 2005, the plans for a massive $300 million container terminal were announced; the terminal would help accommodate transshipments of automotive parts and vehicles, and possibly shipments to the EADS aircraft manufacturing plant at nearby Brookley Field. In May 2007, the Alabama State Port Authority announced that it would construct a new $115 million steel terminal, primarily to serve the plant ThyssenKrupp will construct nearby. EADS, in conjunction with Northrop-Grumman, is competing for a U.S. Air Force tanker contract with Boeing, which could create an additional 1,800 jobs at Brookley Field if Northrop-EADS is successful. While the contract was initially awarded to Northrop-EADS in February 2008, the Government Accountability Office intervened in June and concluded that the bidding process was flawed, which eventually caused the Defense Department to suspend the re-bidding process until the Obama administration takes office in January 2009.

Manufacturers continue to invest in Alabama, and announcements of capital investments in the state totaled over $6.8 billion in 2007, which is more than double the capital investments for all of the prior year’s announcements, according to Governor Bob Riley. The increase is primarily due to ThyssenKrupp’s $3.7 billion steel plant, which ThyssenKrupp anticipates will begin operations near Mobile in 2010 and employ over 2,700 workers. Other large projects announced in 2007 include National Alabama Corp’s new railcar manufacturing facility, Hyundai’s expansion of its engine plant and Goodyear Tire & Rubber’s expansion of its Gadsden facility. Alabama lost several significant manufacturing projects in 2008, including a pharmaceutical manufacturer that abandoned its plans to construct a influenza vaccine facility in Birmingham and Volkswagen, which selected Tennessee over Michigan and Alabama for the site of its automobile plant, in addition to the Northrop-EADS controversy described above. However, one expansion of note during 2008 was the acquisition of the partially completed Hillabee Power Plant in Alexander City by Constellation Energy; the plant is expected to be operational by late 2009.

The major service industries in the State are the health care industries, most notably represented by the University of Alabama medical complex in Birmingham, and a high concentration of technology research and development industries in the Huntsville area, which is expected to continue to grow aided in part by the $130 million Hudson-Alpha Institute for Biotechnology that opened in 2007. GDP figures show strong growth for the financial, insurance and real estate sectors over the last several years, although the recent acquisition of several of the state’s financial institutions, caused significant short-term job losses, predominantly in the Birmingham area. Regions Financial remains in Birmingham and is the state’s highest ranked company in the Fortune 500. However, the current financial and mortgage crisis is expected to have an adverse effect on Alabama’s financial and construction industry during the end of 2008 and beginning of 2009.

Consistent with the national economy, the state endured increasing unemployment in 2008 with a total loss of 1,700 jobs during the 12 month period ending in September 2008, according to the Alabama Department of Industrial Relations. The state lost 10,300 jobs in the goods-producing sector, with losses incurred in construction and manufacturing (textile, food, wood products, fabricated metal, and furniture). However, the service-provider sector gained 8,600 jobs during the year, with increases in government and professional and business services, such as health care. In September 2008, the state unemployment rate was 5.3%, which was a 1.8% increase from the previous year but still lower than the national 6.1% unemployment rate, according to the Bureau of Labor Statistics, U.S. Department of Labor.

Tax Collections: According to the Alabama Department of Revenue, the fiscal year ended September 30, 2008 for Alabama with record tax collections, exceeding $8.9 billion. Collections were up 2.7% from the prior fiscal year after previous annual gains of 4.2% and 9.8%. Most of Alabama’s tax revenues are earmarked for the State’s Special Education Trust Fund which experienced growth of only 1.5% and took in approximately $5.94 billion. The largest increase was in corporate income tax revenues, which increased by 8.8% to $554 million, whereas individual income tax revenues rose 2.8% to $3.61 billion and sales tax revenues increased by 0.6% to $2.09 billion. The state’s General Fund, which suffers from having only a few substantial growth taxes as revenue sources, took in $1.79 billion, an increase of only 11.7%; this increase, however, is attributable in part to special payments that may not recur, e.g. capital gains on state investments. The General Fund pays the costs of important state services and programs such as Medicaid, prisons, and state employee compensation and retirement benefits.

Potential Liabilities: In South Central Bell Telephone Co. v. Alabama, 526 U.S. 160 (1999) the U.S. Supreme Court struck down Alabama's franchise tax on foreign corporations and remanded the case to the Alabama Supreme Court to determine the appropriate remedy. Effective January 1, 2000, the state corporate franchise tax was replaced by a business privilege tax that applies equally to domestic and foreign corporations. Before the Alabama Supreme Court reached a decision regarding the remedy, the South Central Bell plaintiffs reached a settlement with certain foreign corporations aggrieved by the foreign franchise tax. According to published reports, the South Central Bell plaintiffs settled their refund claims totaling over $141 million for $40 million, to be paid over a period of years.

Many taxpayers have significant refund claims currently pending. A number of taxpayers have settled their refund claims, many at sharply discounted rates. The remaining individual cases, estimated recently to total approximately 300 in number, could have a significant financial impact on the State of Alabama. The potential loss to the State from these individual cases is now estimated by some to be on the order of $200 to $400 million, including interest. Those funds would likely be drawn from the General Fund, although many of the settlements could eventually include long-term payouts or tax credits rather than immediate cash outlays. On September 26, 2008, the Alabama Supreme Court issued its opinion in Vulcan Lands, Inc. v. Surtees, Dkt Nos. 1070386 & 1070399, a test case concerning the ongoing franchise tax controversy, which rejected two primary defenses that the State had raised to these refund claims. The Court remanded the case to the trial court for further proceedings.

Another potential material disclosure item is the Government Accounting Standards Board’s (GASB) change in the method of accounting and reporting for contingent liabilities to state and local government retirees for health care costs. On December 21, 2005, State Employee Retirement Systems Director David Bronner remarked publicly that Alabama faced an estimated obligation of $13 to $15 billion in health insurance costs in the coming decades for current and future retirees of its public schools, colleges and state agencies. The Huntsville Times estimated the obligation for the health care costs of state employees and retirees will be approximately $20 billion in the next 30 years. A major source of funding for that ongoing obligation would be the State’s General Fund. Like many other states, Alabama will be faced with the prospect of increasing taxes for additional funding or reducing health care benefits to its retirees, or a combination of both. While the new accounting rule does not necessarily affect funding, the reporting changes could affect the state’s overall credit rating.

The Teachers’ Retirement System of Alabama had unfunded actuarial accrued liability of $4.124 billion on September 30, 2006. This amount has been growing for several years; the System had zero or negative unfunded liability as recently as June 30, 2001. Its percent funded ratio was 82.8% on September 30, 2006, down from 83.6% and 89.6% the prior two years. The Employees’

Retirement System of Alabama has experienced a similar increase in unfunded liability; its unfunded actuarial accrued liability was $2.170 billion, with a percent funded ratio of 81.1%. Due to the recent stock market turmoil the value of pension fund assets will likely decline 8-12% in 2008, according to Director Bronner. The 2008 annual report, containing funding progress for the fiscal year ending September 30, 2007, will be available in February.

Jefferson County, the most densely populated county in Alabama, has received default notices from The Bank of New York Mellon as trustee (the “Trustee”) respecting the County’s controversial $3.2 billion sewer revenue warrants that were issued to finance and refinance various capital improvements to the County’s sewer system. The County’s leadership is currently split on how to handle the sewer debt controversy, including whether Jefferson County should file bankruptcy, which would result in the largest municipal bankruptcy in U.S. history, or whether to undertake various revenue enhancements, such as increasing sewer rates, levying new or increasing taxes, and levying non-use and other types of fees, to help cover escalating interest costs and early principal redemption requirements. Governor Bob Riley has been involved in seeking federal assistance that would help the County restructure its sewer debt. On September 16, 2008, the Trustee, together with Syncorra Guarantee Inc. and Financial Guaranty Insurance Corporation (which insure the vast majority of Jefferson County’s sewer revenue warrants) filed a motion in the United States District Court of the Northern District of Alabama, Southern Division seeking appointment of a receiver over the County’s sewer system. The hearing on said motion is currently scheduled for January 26, 2009.

The outcome of the Jefferson County sewer debt controversy could have an adverse effect upon the ability of Jefferson County, municipalities within Jefferson County, and potentially, municipal and other public bodies outside of Jefferson County to remarket or restructure indebtedness that is presently outstanding or gain access to capital markets for future financings.

ARKANSAS

The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State. Except for the issuance of economic development bonds as described below, however, no general obligation bonds may be issued unless approved by the voters of the State at a general election or special election held for that purpose. Amendment 82 to the Constitution of the State, approved by the voters at the 2004 general election, authorizes the issuance of general obligation bonds for the purpose of attracting large economic development projects to the State. These bonds may be issued, without further voter approval, for an amount not to exceed 5% of State general revenues collected during the most recent fiscal year. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Revenue Stabilization Law, the General Assembly establishes three levels of priority for general revenue spending, levels “A,“ “B“ and “C“. Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, the Budget Stabilization Trust Fund, which receives one-half of interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. Other said interest earnings are utilized to supplement the State's capital construction program. However, such interest earnings are first pledged to the payment of certain bonds issued by or on behalf of certain state agencies.

The State operates under a biennial budgeting system with July 1, 2008 beginning the current biennium. The State ended fiscal 2008 in balance as required by the Revenue Stabilization Act. Net general revenue growth for fiscal 2008 over fiscal 2007 was 2.02%.

GEORGIA

The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed 10% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State to finance certain specified public projects. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water facilities or systems or sewage facilities exceed 1% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes that may be outstanding at any time cannot exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding at any time cannot exceed $72 million.

As of May 15, 2008, the State had general obligation debt outstanding in an aggregate principal amount of $7,850,400,000 and guaranteed revenue debt outstanding in an aggregate principal amount of $604,560,000. In the 2008 Legislative Session, the General Assembly authorized and the Governor approved the issuance of $1,234,325,000 in aggregate principal amount of new general obligation debt the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies. In the 2008 Legislative Session, the General Assembly also de-authorized $710,000 in aggregate principal amount of previously authorized general obligation debt. Taking into account the issuance of the Bonds by the Commission, on behalf of the State, there will be $1,092,695,000 of unissued authorized indebtedness from the current year and prior years.

The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefore.

Fiscal Year 2007: Revenue results for FY 2007 indicate that Georgia’s General Fund revenues grew by 8.7% over FY 2006 revenues. This compares to growth in General Fund revenues in FY 2006 of 9.6%. FY 2007’s revenues exceeded the budget estimate by 4.5%. FY results saw continued growth in the key components of the tax stream most closely associated with the state’s economic trends and conditions. These include the individual income tax, sales and use tax and corporate income tax.

FY 2007 sales and use tax revenues grew by 3.6% over FY 2006 after growing by 9.5% in FY 2006. Sales and use tax growth was slowed by a variety of factors. First, the downturn in housing related activity occurring in Georgia directly reduces sales tax revenue growth through reduced spending on construction materials. Second, slower price appreciation in the housing market and tighter lending standards has reduced the ability of consumers to borrow against their home equity. This acts as a drag on consumer spending growth. Third, higher gasoline prices pressure consumers to reduce discretionary spending. This reduces sales tax growth because gasoline sales in Georgia are subject to only 1% of the state’s sales tax. Finally, Georgia has implemented an online system for filing sales tax returns. This capability has enabled the state to pay local distributions more quickly than the previous manual system. Because Georgia reports the net of gross revenue less local distributions as its sales tax revenues, the ability to make distributions to local governments more quickly results in a relative reduction in state sales tax revenue. These accelerated payments of local distributions are estimated to have reduced state sales tax revenues by approximately $90 million in FY 2007. This decrease is a one-time event associated with the implementation of the online filing system.

FY 2007 corporate income tax revenues grew by 18.1%. This was the third straight year in which corporate income tax revenues experienced growth rates over of ten percent. Estimated payments by corporations grew 20.5%; this growth is reflective of the high growth rate in corporate profits reported by the U.S. Bureau of Economic Analysis. Refunds to corporate taxpayers rose 19.8% and assessments to corporate taxpayers fell 20.9%.

The FY 2007 revenue performance allowed the State to add significantly to its Revenue Shortfall Reserve (“RSR”). As of July 1, 2007, the RSR had $1,544,600,000 in unreserved funds. Additionally, the RSR held $188,400,000 in funds reserved for the FY 2008 mid-year adjustment for education.

Fiscal Year 2008 through May 2008: Revenue collections for FY 2008 (through May 2008) have been flat compared to FY 2007 collections. FY 2008 tax revenue growth as reported by the Georgia Department of Revenue is down approximately $21 million, negative 0.1%, as compared to the same period in FY 2007. The amended FY 2008 budget is based on General Fund revenue growth of 2.8%. The State of Georgia’s General Fund revenue collections for the month of May 2008 was 30.9% lower than the May 2007 revenue collection, which is in part due to increased efficiencies that resulted in accelerated collection of personal income tax in April 2008. Collection for FY 2008 (through May 2008) is flat as compared to the same period from 2007, and the State expects that revenues for FY 2008 will be flat as compared to FY 2007. If FY 2008 revenues are flat, the state expects that revenues will be approximately $525 million less than budget. The RSR contains $1.54 billion, and the State plans on drawing down the amount needed from the RSR to balance the FY 2008 budget net of any lapsed or unspent appropriations.

Revenue performance has weakened across the three main revenue sources as compared to FY 2007. Individual income tax revenue has grown 0.1% in the FY 2008 through May 2008. Revenues from income tax withholding, which largely reflect wage and salary growth, have increased 3%, and estimated payments have fallen 4.3%. Revenues from final payments with returns are up 1.5%, and refund payments have increased 14.7%. Corporate income tax revenues have slowed in response to economic conditions and are down 3% for FY 2008 (through May 2008). Estimated payments by corporations have decreased 6.5%, and assessments are down 68.4% year to date. Corporate tax refunds have decreased 22.6%, and payments with returns rose 15.3%.

Sales and use tax revenues are down by 0.7%. This decrease reflects the economic environment facing businesses and consumers. The decrease in housing related construction activity continues to depress sales tax collections from sales of construction materials. Also, the economic decline has negatively affected sales of consumer durables related to furnishing new homes. Furthermore, weaker labor markets weaken personal income growth, thus reducing consumer spending, especially on durable goods. Finally, extremely high gasoline prices tend to force consumers to reduce discretionary spending. Higher gasoline prices also negatively impact sales tax revenues because gasoline sales at the state level in Georgia are taxed at 1% of the sales price compared to the overall state sales tax rate of 4%.

Economic indicators for Georgia show that the national economic slowdown is having a similar effect on the state’s economy. The economic factors that emerged in FY 2007, high gasoline and energy prices, the downturn in the housing market, and the tightening of bank lending standards, have continued into FY 2008. Job growth has slowed in Georgia, with year over year job growth measured on a three-month moving average basis equaling 0.84% as of April 2008. This exceeds the comparable rate for the U.S., 0.43%, but Georgia’s growth is down from the 1.46% rate of September 2007. Also, job additions were negative in March and April of 2008, and Georgia’s unemployment rate has risen to 5.3%, which is above the U.S. rate of 5.0%.

The number of establishments reporting employment activity that are located in Georgia continues to expand. For the third quarter of 2007, the latest data available, the number of establishments in Georgia increased by 3.9% over the prior year. This compares to 2.2% for the U.S. as a whole.

Personal income is another key indicator of economic conditions in Georgia. Total personal income continues to expand. In the fourth quarter of 2007, personal income in Georgia grew 1.1% over the prior quarter. This rate is slightly higher than the growth rate of the U.S. as a whole, which grew 1.0%.

Georgia’s housing sector has continued to slow, and home permits are about 50% below the number of permits issued in March 2007. Housing price indicators give conflicting evidence regarding housing prices in Georgia. The office of Federal Housing Enterprise Oversight (OFHEO) index indicates that the median price of Georgia homes increased 2.55% in the fourth quarter of 2007 over the prior year. For the same period, the OFHEO index for the U.S. increased by 0.84%. The S&P/Case Shiller repeat purchase index indicates that home prices in metropolitan Atlanta decreased by 6.5% in March 2008 compared to January 2007. For comparison, the index decreased by 14.4% over this period for a composite of twenty other metropolitan areas.

From time to time, the State of Georgia is named as a party in certain civil actions. Depending on the outcome or disposition of these various legal actions, these lawsuits may adversely affect the financial position of the State of Georgia. After reviewing the current status of all pending and threatened litigation with the State’s counsel, the Georgia State Financing and Investment Commission believes that, while the outcome of litigation cannot be predicted, the final settlement of all lawsuits that have been filed and of any actions or claims pending or threatened against the State or its officials in such capacity are adequately covered by insurance or self-insurance reserves maintained by the State or will not have a material adverse affect upon the financial position or results of operations of the State.

KENTUCKY

Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness has been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate in 1994 authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky began to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation, in addition to or instead of lease revenue bonds.

The performance of a state’s economy is usually measured by growth in personal income and employment. In the 1990s, Kentucky outperformed the U.S. average in both personal income and employment growth. In the current decade, however, Kentucky’s growth in personal income and employment are expected to be slightly below the national averaage. Kentucky’s economy expanded for the four consecutive fiscal years ended June 30, 2007, but slowed substantially for the fiscal year ended June 30, 2008. Total personal income and nonfarm employment in Kentucky increased by 5.3% and 1.0%, respectively, during the fiscal year ended June 30, 2008, as compared to the U.S. national averages of 5.7% and 0.6%, respectively, during the same period. The shortfall can be attributed to Kentucky’s greater reliance than the national average on manufacturing jobs. Kentucky’s employment composition has changed over the last decade as growth in manufacturing employment slowed and then declined. However, employment in the state is still relatively concentrated in the goods-producing sector (manufacturing, mining and construction), which accounts for 19% of all jobs in Kentucky compared to the national average of 16%. During the last several years this concentration in manufacturing employment has been to Kentucky’s disadvantage in terms of its growth in personal income and employment as compared to the national averages. Kentucky’s growth in employment and personal income has lagged as manufacturing facilities have moved to low-cost centers abroad and the ones that remain have seen a surge in productivity without a concomitant increase in wages.

LOUISIANA

Article VII, Section 6(F) of the Louisiana State Constitution requires the Legislature to limit the amount of net state tax supported debt (“NSTSD“) that may be issued in any fiscal year and further requires that by Fiscal Year 2003-2004 and thereafter, debt service payments on NSTSD not exceed 6% of General Fund and dedicated funds revenues established by the Revenue Estimating Conference (the “Conference“). The constitutional provision prohibits the State Bond Commission from approving the issuance of any NSTSD if the debt service required by such debt would cause the limit to be exceeded. It also provides that the definition of NSTSD cannot be changed nor can the limit be changed or exceeded except by specific legislative instrument that receives the favorable vote of two-thirds of the members of each house of the Louisiana Legislature.

Act No. 40 of the First Extraordinary Session of the Louisiana Legislature of 2006 provides that NSTSD shall not include the bonds issued pursuant to Act 41 of the 2006 First Extraordinary Session of the Louisiana Legislature to provide debt service assistance to certain political subdivisions of the State affected by Hurricane Katrina. Act 766 of the 2006 Regular Session of the Louisiana Legislature provides that NTSD shall not include bonds to be issued to refund the bonds issued pursuant to Act 41.

Act 813 of the 1993 Regular Legislative Session (“Act 813“), the statutory companion to the above constitutional provision, provides that NSTSD shall not be issued if the amount that is to be expended for servicing NSTSD each Fiscal Year exceeds certain percentages of General Fund and dedicated funds revenues established by the Conference. The allowable percentage for Fiscal Year 2004-2005 and each Fiscal Year thereafter is 6%.

The State Bond Commission is required under Act 813 to establish the annual limit of the issuance of NSTSD for each Fiscal Year, in accordance with annual percentages contained therein. According to the statute, NSTSD means all of the following debt obligations issued by the State or any entity in the State for which the State is legally obligated to make debt service payments, either directly or indirectly: (a) general obligation bonds secured by the full faith and credit of the State; (b) debt secured by capital leases of immovable property payable by the State or annual appropriations for the State; (c) debt secured by statewide tax revenues or statewide special assessments; and (d) bonds secured by self-supported revenues which in the first instance may not be sufficient to pay debt service and will then draw upon the full faith and credit of the State.

All Louisiana State general obligations and certain bonds of State agencies, boards and commissions that are secured by the full faith and credit of the State, are payable from the Bond Security and Redemption Fund and enjoy a first lien and privilege upon monies in the Bond Security and Redemption Fund. Article VII, Section 9(B) of the State Constitution gives constitutional status to the Bond Security and Redemption Fund and further provides that, subject to contractual obligations existing on the effective date of the State Constitution (midnight December 31, 1974), all State money deposited in the State Treasury is to be credited to the Bond Security and Redemption Fund, except money received as the result of grants or donations or other forms of assistance when the terms thereof require otherwise.

The State’s General Fund ended the 2006-2007 fiscal year with an undesignated fund balance of approximately $1,157,981,000. This is an increase from a $442,346,000 balance from the prior fiscal year. Revenues benefited from recovery efforts, which resulted in increases in individual and corporate income taxes of over $1 billion. An increase in block grant funding for the Road Home Program equated to $3.6 billion in revenues for the General Fund. The outflow of funds through the Road Home Program accounted for $2.8 billion of the increased expenditure from the General Fund.

The official State budget for the fiscal year 2007-2008 reports revenues in the amount of $29,806,063,688 and expenditures in the amount of $29,805,161,820. At this level it is anticipated that the State would end the fiscal year 2007-2008 with a surplus of $901,868.

MARYLAND

The State and Its Economy. According to the 2000 Census, Maryland’s population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. Maryland’s population is concentrated in urban areas. Approximately 87.1% of Maryland’s population live in the densely populated Baltimore-Washington region. Per capita income in 2007 was $40,021 in Maryland, compared to the national average of $38,611 in that year. Per capita income in Maryland increased at an annual rate of 5.1% in 2007, less than the national average of 5.2%.

Maryland’s economy is more reliant on the service and government sectors than the nation as a whole, while the manufacturing sector is much less significant than it is nationwide. Maryland’s economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2007 was 9.7% for Maryland residents, compared to 3.5% nationwide. Maryland’s unemployment rate has been lower than the rest of the country for the past ten years, while the labor force in Maryland grew faster than the rest of the country during the expansion years of 2005 and 2006. In 2007, the unemployment rate in Maryland was 3.8%, as compared to a national unemployment rate of 4.6%.

As with the national economy, currently signs of weakness in the Maryland economy are widespread, and there are few positive indicators. For example, sales of existing homes have declined for 34 consecutive months, prices have dropped 12 months straight, and inventories are at a record high. Business bankruptcies have doubled over the last year, and personal bankruptcies have increased by 36%. Employment of Maryland manufacturers is declining at an accelerating rate, the finance sector has lost jobs since late 2006, and the construction industry is also in decline. The slowing economy is also impacting State expenditures through increased outlays related to income-sensitive programs such as Medicaid. The State economy, which grew sluggishly in 2007, appears to have begun to contract during the summer of 2008. Most signs indicate that the impact of the current nationwide credit crisis on the State will be worse before it is better, as reflected in the State’s economy.

State Fiscal Information. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland’s fiscal year 2007 ended with a $284.7 million general fund balance on a budgetary basis and $1,589.7 million in the Revenue Stabilization Account of the State Reserve Fund and other reserve funds. General fund revenues on a budgetary basis realized in the State’s fiscal year 2007 exceeded estimates by $72.0 million, or 0.6%. On a GAAP basis, the fiscal year 2007 reserved general fund balance was $2,373.7 million, while the unreserved, designated and undesignated, fund balances were $195.1 million and $690.2 million, respectively; these balances compare to the reserved general fund balance of $1,490.7 million, and unreserved, designated and undesignated fund balances of $1,311.0 million and $730.9 million, respectively, at the end of fiscal year 2006. The Revenue Stabilization Account of the State Reserve Fund provides financial support for future needs of the State and is intended to reduce the need for future tax and other revenue increases. However, the State can, and often does, move funds in the Revenue Stabilization Account to cover other areas of its budget, so the actual balance may be lower in the future. Over the last few years, the State has needed to make transfers from the State Reserve Fund and the State’s Transportation Trust Fund to pay for operating shortfalls, in addition to enacting cuts in expenditures.

On April 9, 2007, the General Assembly approved the budget for the 2008 fiscal year. The fiscal year 2008 budget includes, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,772.6 million in aid to local governments from general funds reflecting full funding of certain public school assistance enhancements enacted at the 2002 Session of the General Assembly (“Thornton”), as amended; (3) $27.5 million for capital projects; (4) $262.8 million to the State Reserve Fund; and (5) deficiency appropriations of $144.5 million for fiscal year 2007.

For some years, a cash shortfall between revenues and spending has been projected, largely resulting from the combination of a 1998 income tax cut and the educational expenditures required under the Thornton program; this structural deficit was estimated at $1.7 billion when the State adopted its fiscal year 2008 budget. The State did not address the structural deficit at that time. However, reduced revenue projections shortly after enactment of the fiscal year 2008 budget spurred some attention to the situation. On July 11, 2007, the Governor proposed, and the Board of Public Works approved, expenditure reductions totaling $128.4 million. Further, on October 29, 2007, the General Assembly convened the 2007 1st Special Session. During this Special Session, the General Assembly enacted legislation generating an additional $403.1 million in general fund revenues for fiscal year 2008.

On August 28, 2008, the State reported that the general fund balance on a budgetary basis at June 30, 2008 was $487.1 million, $185.7 million of which was undesignated. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund 2was $684.8 million at June 30, 2008, equal to approximately 5% of estimated general fund revenues.

On April 5, 2008 the General Assembly approved the budget for fiscal year 2009. The fiscal year 2009 budget includes, among other things: (1) funds for the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,956.4 million in aid to local governments from general funds reflecting full funding of the Thornton public school assistance program; (3) $16.2 million for capital projects; (4) $231.5 million to the State Reserve Fund; and (5) deficiency appropriations of $77.5 million for fiscal year 2008. The fiscal year 2009 budget also reflects budgetary actions taken during the 2007 1st Special Session, including; (1) $129.2 million in reductions to projected growth in education aid to local governments by limiting inflationary increases, (2) $30.6 million in reductions by eliminating the local Electricity Generating Equipment Property Tax grant, (3) the use of $77.0 million from the Health Insurance Fund balance to cover costs in fiscal year 2009, and (4) the elimination of 500 vacant State employee positions in fiscal year 2008, which produced savings of $21.5 million in the fiscal year 2009 budget. Additionally, fiscal year 2009 estimated General Fund revenues included $836.9 million in revenue increases generated by legislation enacted during the 2007 1st Special Session.

Chapter 10 of the Laws of 2008 repealed the extension of a sales tax on computer services that was enacted in the 2007 1st Special Session. This repeal created a budget shortfall of $214.0 million which was resolved through a combination of budget reductions and new revenues, including (i) a three year personal income tax surcharge on taxpayers with net taxable income exceeding $1.0 million, which is expected to increase revenues by $154.6 million in fiscal year 2009, and (ii) $50.0 million in fiscal year 2009 budget reductions approved by the Board of Public Works on June 25, 2008. These new measures were, at the time adopted, intended to eliminate the State’s structural deficit, assuming passage in November 2008 of a referendum to permit certain slot machine parlors, as described below.

In July 2008, it was estimated that the general fund balance on a budgetary basis at June 30, 2009 will be $236.8 million. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund was then estimated to be $738.9 million on June 30, 2009.

^Since passage of these measures, however, Maryland’s economic performance has been weaker than previously estimated. in August 2008, the State projected that, due to the sluggish economy and problems in the housing market, its revenues would be approximately $423 million short of projections. As a result, the State increased the amount of debt permitted to be issued under its internal policies, and the Governor started to outline measures to address the situation; possible options considered included spending cuts and furloughs of State employees. On October 15, 2008, the Governor proposed, and the Board of Public Works approved, $300 million in spending cuts to address, on an emergency basis, the reduced revenue estimates. These cuts extended into almost all State agencies, and included cuts in health, public safety and education programs.

At the same time, considerable attention was also paid to slot parlors as an additional source of revenues. For several years, legislative leaders and two successive Governors had discussed legislation permitting slots in Maryland. In 2008, the various forces agreed that the question of whether slots should be permitted would be left to the voters, with the result that a referendum question was included on the November 2008 ballot. While originally described as a proposal that would help Maryland’s thoroughbred racing industry, recent economic conditions have shifted the focus somewhat so that slots are perceived as a way to head off additional cuts in health, public safety and education programs. The Slots referendum was approved at the November 2008 election. The passage of the measure, however, only starts the process of site selection, vendor selection, negotiation, etc., so it may be some time before any slot revenues are received by the State.

Additionally the passage of the slots measure has not solved the complete budget situation, however, so dialogue is ongoing as to whether to do a comprehensive review of the State’s budget, to identify other sources of revenues, and possible additional spending cuts. The direction of the economy and its effect on revenues remains uncertain. Finally, the long-term forecast suggests that under current assumptions, the State faces cash and structural deficits which will require additional actions to ensure balanced budgets over the next few years. It is difficult to predict what, if any, further steps may be required to address Maryland’s deficit and declining revenues.

Other fiscal challenges facing Maryland. At the same time, the State and impacted local governments are addressing the financial burden of additional state and local infrastructure needs resulting from the United States Base Realignment and Closure (BRAC) program. As part of BRAC, a substantial number of military families and private sector workers will relocate to various parts of Maryland. These additional households, estimated to potentially total 28,000 by 2015, will require schools, housing, transportation and other services. BRAC relocations are resulting in increased expenditures at both the State and local levels, although recent spending cuts made by the State may impact the funding for some of these expenditures and may result in either greater borrowing or delays in implementation of the needed infrastructure. The short term financial impact of BRAC relocations, while generally perceived to be favorable in the long term, cannot yet be determined.

Finally, the State is still assessing the magnitude of and solutions for funding its post-employment non-pension benefit liability. Recent estimates of this liability range from approximately $9.0 billion to $14.5 billion. A commission formed in 2006 to develop a plan with respect to these liabilities must report to the Governor and General Assembly by December 31, 2009; in 2008 the General Assembly extended the due date for the final report by one year from December 31, 2008.

State-Level Municipal Obligations. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland’s Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 General Session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or “capital bond bill,” that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had approximately $7.6 billion of State tax-supported debt outstanding as of March 31, 2008.

The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:

  The State and various counties, agencies and municipalities of the State, issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State’s real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State’s general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 16, 2008, the State’s general obligation bonds were rated AAA by Fitch, Aaa by Moody’s and AAA by S&P. We cannot assure you that such ratings will be maintained in the future. and note that, as referenced above, the State recently approved an increase in the amount of debt that it can issue.
  ^The Maryland Department of Transportation issues limited special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues generated from the financial facilities, including an expansion to the BWI airport, rail transportation facilities, highways and other transportation facilities.
  Holders of these bonds are not entitled to look to any other sources of payment. The 2007 General Assembly established a maximum outstanding principal amount of $726.2 million as of June 30, 2008, for all nontraditional debt of the Maryland Department of Transportation. Nontraditional debt outstanding is defined as any debt instrument that is not a consolidated transportation bond or Grant Anticipation Revenue Vehicle (“GARVEE”) bond; such debt includes, but is not limited to, certificates of participation (documented by conditional purchase agreements), debt backed by Maryland Economic Development Corporation (“MEDCO”) or any other third party on behalf of the Maryland Department of Transportation. At June 30, 2008, the outstanding principal amount of such nontraditional debt was estimated at $726.2 million.
  The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums, convention centers and recreational facilities payable primarily from lease rentals, sports lottery and other revenues.
  Certain other State units, such as Maryland’s university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority, like the Maryland

  Department of Transportation, has issued bonds which are payable solely from collections from airline travel; any significant decline in air traffic at the BWI airport could impede repayment of such bonds.
  During the 2004 General Session, the General Assembly created the Bay Restoration Fund to be managed by the Maryland Water Quality Financing Administration. The Bay Restoration Fund receives a mandatory fee of $30 per year per equivalent dwelling unit from users of sewerage systems in Maryland, as well as $30 per year from septic system users. The Bay Restoration Fund sewer fee generated $57.5 million in revenue during fiscal year 2007. Future sewer fee revenues are projected at approximately $58.0 million per year. The sewer fee revenues are pledged, to the extent necessary, as security for revenue bonds to be issued by the Maryland Water Quality Financing Administration, the proceeds of which will be applied primarily to provide grant funds to upgrade wastewater treatment plants with enhanced nutrient removal technology. The first issue of Bay Restoration Revenue Bonds, in the amount of $50.0 million, closed on June 25, 2008. Between 2009 and 2012, the Administration expects to issue an additional $480.0 million in Bay Restoration Revenue Bonds.
  The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase, conditional purchase, sale-leaseback and similar transactions to finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government’s taxing power is pledged but are ordinarily backed by the issuer’s covenant to budget for, appropriate and make the payments due on such obligations. Such arrangements generally contain “non-appropriation“ clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government cannot be held contractually liable for the payments.

Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

Other Issuers of Municipal Bonds. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating agencies, these ratings are often achieved through insurance. Recently, however, downgrades on the ratings of bond insurers has resulted in lower ratings on these insured bonds. Additionally, other issuers within Maryland have received lower ratings.

Many of Maryland’s counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services in the District of Columbia area, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue general obligation bonds. Many of the municipal corporations in Maryland have also issued general obligation bonds. In addition, all Maryland localities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers.

Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. However, the continued shortfall in State aid to local governments, the current economic environment and potential increases in capital requirements and service needs for localities impacted by upcoming BRAC relocations has and will require some Maryland counties and municipalities to find creative sources of revenue. The substantial projected budget shortfalls at the State level and current economic environment, as well as other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid and reductions in revenues due to a slower economy will adversely affect local economies.

Risks and Uncertainties. Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland has received the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay their indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may consist of obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since any decline in that one industry could impede repayment. Finally, the credit crisis is affecting the bond markets. The State, its political subdivisions and other conduit borrowers regularly issue bonds to fund capital projects. Since the credit crisis began, the interest rates paid on some financings have increased. Other financings have been delayed as a result of market conditions. These problems in the capital markets have imposed financial hardship, which in some cases has been severe, on the State, its political subdivisions and conduit borrowers.

As described above, the State projects reduced revenues due, at least on part, to the current economic environment, in Maryland and nationwide, and the ongoing credit crisis. Losses in the job market, slowing individual and business income growth, coupled with reduced consumer and business sentiment should negatively impact many of the State’s revenues. A slowing economy or a recession would probably dampen corporate and business revenues and profits leading to a reduction in corporate and personal income taxes as well as business-related taxes. The cumulative effect of market uncertainty, the credit crisis, and a looming economic recession makes the economic performance of the State, its political subdivisions and other borrowers difficult to predict.

While Maryland’s economy is unusually dependent on the federal government because a large percentage of Maryland residents are employed either by the federal government or in companies working with the federal government, other sectors of Maryland’s economy are likely to experience the same difficulties as presented by the economic slowdown as in the rest of the nation. As described above, Maryland may need to decrease spending, cut employment, raise taxes or take other measures to balance its budget.

National and international developments, including the credit crisis, could have a materially adverse effect on the economy in Maryland. Layoffs and cutbacks in the transportation and tourism industries could increase unemployment in Maryland, and declines in related industries could hamper Maryland’s economy. Baltimore and other municipalities, many of which were already experiencing fiscal pressures due to general economic conditions and other factors, now are bearing increased costs associated with foreclosed properties and are themselves experiencing lower revenues due to lower income tax and property transfer tax revenues and reduced State aid. Economic factors affecting the State will also affect the counties and the City of Baltimore, as well as agencies and private borrowers. In particular, local governments depend on State aid, and any cutbacks in such aid as a result of the State’s own deficit issues could adversely affect local budgets. If negative trends continue, Maryland and state local governments might need to take more drastic measures, including tax increases, to balance their budgets.

Finally, the effect of the economic slowdown and credit crisis could affect the cash flow and ability of many conduit borrowers on bonds to service the debt service payments on their bonds; many of the entities may be unable to raise revenues due to weak consumer demand or other factors or may be experiencing higher costs (e.g., increased charity care), so the combination of higher interest rates and lower revenues or higher expenses could result in defaults on these conduit obligations.

MISSOURI

The following information is a brief summary of some of the factors affecting the economy in the State of Missouri and does not purport to be a complete description of such factors. This summary is based on publicly available information and forecasts.

Revenue and Limitations Thereon. Article X, Sections 16-24 of the Constitution of Missouri (the “Hancock Amendment“) imposes limits on the amount of State taxes which may be imposed by the General Assembly of Missouri (the “General Assembly“) as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

The State limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the Hancock Amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the Hancock Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the votes and authorized by the Missouri Constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenue adopted by the voters of the State of Missouri or if the General Assembly approves by a two-thirds vote of each house an emergency declaration by the Governor.

The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

When a local government unit’s tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

Total state revenue exceeded this limit in fiscal years 1995-1999, which triggered an income tax refund liability under the provisions of the Hancock Amendment. The State has refunded to income taxpayers $147.2 million for fiscal year 1994, $229.1 million for fiscal year 1996, $318.8 million for fiscal year 1997, $178.8 million for fiscal year 1998, and $98.9 million for fiscal year 1999. In fiscal year 2003, the State refunded $6.0 million to taxpayers as a result of a lawsuit regarding how certain tax credits are calculated under the provisions of the revenue and spending limits of the Hancock Amendment. The State did not exceed the revenue limit in fiscal years 2000-2008 and the State has indicated that it does not expect the limit to be exceeded for the current fiscal year ending June 30, 2009 (fiscal year 2009).

As a result of the economic downturn experienced throughout the country during 2008, the State is currently estimating that it will experience a $342 million budget shortfall for fiscal year 2009 if expenditures are not adjusted from budgeted levels. The Governor-elect has announced initial steps to address the budget shortfall, including directing each State department and agency to submit expenditure reduction proposals, potential freezing of all of the State’s long-term contracts, requiring status reports of capital projects and reviewing all State tax credit incentives to determine if planned development has occurred. In addition, the State has established a budget reserve fund of approximately $555 million that could be used to offset a shortfall if necessary.

Industry and Employment. Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution. Missouri characteristically has had a pattern of unemployment levels equal to or lower than the national average. A pattern of high unemployment could adversely affect the Missouri debt obligations acquired in the trust and, consequently, the value of the units in the trust.

The Missouri portions of the St. Louis and Kansas City metropolitan areas collectively contain over 50% of Missouri’s 2000 population census of 5,595,211. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring around the nation. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

Governmental contract and defense related business plays an important role in Missouri’s economy. There are a large number of civilians employed at various military installations and training bases in the state. In addition, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. There can be no assurances that there will not be further changes in the levels of military or defense appropriations, and, to the extent that further changes in appropriations are enacted by the United States Congress, Missouri could be affected disproportionately. It is impossible to determine what effect, if any, continued consolidation in the defense-related industries will have on the economy of the State. However, any shift or loss of production operations now conducted in Missouri could have a negative impact on the economy of the State.

NORTH CAROLINA

North Carolina’s economy has historically been dependent on small manufacturing and agriculture. More recently, the employment base has shifted away from the traditional roots in textiles and furniture making into services and trade. According to the U.S. Bureau of the Census, the State’s estimated population as of July 2007 was 9,061,032. According to the State Employment Security Commission, the adjusted non-farm employment accounted for approximately 4,168,200 jobs in August 2008. North Carolina’s seasonally adjusted unemployment rate in October 2008 was 7.0%, which was slightly higher than the national rate for October. The last time the unemployment rate in the State reached this level was 2002.

Manufacturing firms employ approximately 12.4% of the non-agricultural work force, resulting in the State being named ninth nationally for manufacturing employment. Manufacturing jobs in the traditional sectors of textiles and apparel have declined due to competition in international markets. These sectors, however, accounted for only 2.36% of total non-farm employment in May 2008. The State has continued to experience significant investment by international firms, and is ranked fifteenth largest among the states in export trade as of May 2008. The services industry sector constitutes the single largest job segment of the State’s economy, representing nearly 81% of the non-farm jobs, and includes a broad base of different occupations throughout the State, including banking, accounting, legal services, health services and technology services. Total employment in the service industry increased by 48,000 between May 2007 and May 2008.

Budget Process. The State Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period.

The Executive Budget Act, adopted by the General Assembly in 1925, sets out the procedure by which the State’s budget is adopted and administered, and requires the adoption of a balanced budget. The total State budget is supported from four primary sources of funds: (1) General Fund tax and non-tax revenue; (2) Highway Fund and Highway Trust Fund tax and non-tax revenue; (3) federal funds and (4) other receipts, generally referred to as departmental receipts. Federal funds comprise approximately 29.9% of the total State budget. The largest share of federal funds is designated to support programs of the Department of Health and Human Services such as income maintenance, vocational rehabilitation, and public health. The other major recipients of federal funds are public schools, universities, community colleges and transportation, including highway construction and safety.

State Revenues and Expenditures.The State ended fiscal year 2006-2007 with a general fund balance of $2.577 billion which was higher than the budgeted revenue forecast. The major tax categories that exceeded the budgeted forecast were individual income (15.0%), corporate income (12.3%) and sales and use (1.5%). Therefore, the State closed fiscal year 2006-2007 with a $680.4 million unreserved fund balance and various reserves funded at $1,020.9 million, including $634.6 million in the “Rainy Day” savings reserve. In October 2008, the Governor directed all state agencies (other than those in the areas of education, student financial aid and Medicaid) to cut their budgets by 2-3% in light of a worsening economy and lower than budgeted tax collections for the fiscal year that began July 1, 2008.

As of November 2008, general obligations of the State of North Carolina were rated Aaa by Moody’s and AAA by S&P and Fitch. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

OREGON

At June 30, 2008, approximately $4.5 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including approximately $1.3 billion in general obligation bonds supported by the budget for the State's general fund and $3.2 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include approximately $758 million of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of, and interest on, such bonds. With the exception of the veteran's bonds (for which no more than two mills on each dollar valuation may be levied to pay principal and interest) and pension obligation bonds, bonds issued to finance certain improvements to public buildings and bonds issued to finance certain capital expenditures by the Oregon Health Sciences University (which may not be paid from property taxes), the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. As of June 30, 2008, there were approximately $3.7 billion of direct revenue bonds outstanding and approximately $1.6 billion of conduit revenue bonds outstanding. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

Units of local government (including cities, counties, school districts and various types of special purpose districts), each of them a municipal corporation separate from the State, rely on various combinations of property tax revenues, local income taxes, user fees and charges and State assistance. As of December 31, 2007, units of local government in Oregon had approximately $19 billion in obligations outstanding, including approximately $5.3 billion in general obligation bonds and $5.4 billion in revenue bonds.

Oregon does not have a sales tax. The principal source of State tax revenues are personal income and corporate income taxes. For 2007-2009 biennium, approximately 93.1% of the State's general fund revenues came from combined personal income taxes and corporate income and excise taxes.

The Oregon state constitution reserves to the people the initiative power to amend the constitution and state statutes by placing measures on the general election ballot. In the November 2004 general election, Oregon voters approved Measure 37, which entitled certain landowners to compensation for the decline in market value of their property as a result of certain land use regulations, or alternatively, to have land use regulations waived as to their use of their property. Measure 37 primarily affected the State, counties and certain other units of local government that make and enforce Oregon’s land use laws. In the two years following the passage of Measure 37, the State and units of local government received Measure 37 claims requesting billions of dollars of compensation. In the November 2007 general election, Oregon voters approved Measure 49, which modified the relief available to Measure 37 claimants, and eliminated the rights of Measure 37 claimants to monetary compensation. Numerous lawsuits have been filed asserting that government actions in waiving regulations or denying claims were unlawful or violated the Oregon constitution. The State believes that Measure 49 had the effect of rendering the majority of Measure 37 claims moot. There can be no assurance that Measure 49 will be held to be constitutional, or to apply to all pending Measure 37 claims, or that litigation will not require the payment of some claims.

^The 2003 State Legislative Assembly enacted certain changes to the Oregon Public Employees Retirement System (PERS). These changes have been challenged in several lawsuits in state and federal courts. Depending on the outcome of these cases, state and local governments may need to increase taxes, reduce other expenditures or increase bonded indebtedness to cover unfunded liabilities to PERS.

In December 2007, the Oregon Supreme Court upheld a challenge to the constitutionality of parts of the Oregon Tort Claims Act. Under the Act, the liability of Oregon governmental entities for claims in tort is capped at $200,000 per claim, and the governmental entity may be substituted as a defendant in lieu of the individual employees of the governmental entity, thereby limiting recovery for claims against individual employees to the limits applicable to governmental entities. The court held that the substitution of the governmental entity for the individual employee was unconstitutional in the particular case. Governmental entities in Oregon indemnify their employees for any liability they incur within the scope of their work. Governmental entities in Oregon will likely be required to pay higher amounts to indemnify their employees in connection with tort claims.

According to the December 2008 Economic and Revenue Forecast prepared by the State Office of Economic Analysis, Oregon is experiencing a recession. Job losses are forecast at 3.2% for the fourth quarter of 2008 and job losses are projected to continue through the first three quarters of 2009. The rate of personal income growth is expected to be at 3.9% in 2008 and 1.7% in 2009. Major risks facing the Oregon economy include continued credit and financial market instability, prolonged housing market instability, potential ineffectiveness of global market stimulus efforts, appreciation of the U.S. dollar (which negatively affects international trade) and a potential slowdown of the economy in China.

SOUTH CAROLINA

The South Carolina Constitution requires the General Assembly to enact an annual balanced budget that is based on revenue estimates provided by the state’s Bureau of Economic Advisers (BEA). If the BEA reduces revenue projections significantly once the budget year begins, the State Budget and Control Board is responsible for taking actions necessary to keep the State’s budget in balance. If the Board expects a year-end operating deficit as a result of the BEA reducing its revenue projections, it must first reduce the amounts set aside in the annual Appropriations Act of the 2% Capital Reserve. If the expected deficit is in excess of the 2% Capital Reserve, the Board must reduce most agency appropriations evenly across the board. The State also must maintain a 3% General Reserve (“Rainy Day” Account) that can be used solely for eliminating a year-end operating deficit. In the event the State’s budgetary General Fund still experiences a year-end operating deficit in spite of taking all of the above actions, the Board must meet within sixty days of August 31 to adopt a plan to liquidate the deficit.

The primary financial challenges facing South carolina, as well as other state governments, include future spending increases for Medicaid, State retirement and health benefits (including post-employment benefits), and elementary and secondary education. As a result of the economic slowdown commencing in late 2007, the BEA had to reduce the amount of state tax revenues that it projects the State will be able to collect. This resulted in some spending cutbacks for the upcoming FY 2008-2009.

The State ended FY 2007-2008 with a budgetary General Fund deficit of $216.2 million. To cover the deficit, the State used the entire remaining balance of its Capital Reserve Fund of $124.5 million, plus $91.7 million of its General Reserve (Rainy Day Account). For FY 2007-2008, the originally budgeted General Fund appropriations were $6.72 billion but by the end of the fiscal year, actual expenditures were $7.04 billion. State General Fund revenue from all sources by the end of FY 2007-2008 was $6.39 billion, which was less than the final Appropriations Act budget estimate by $116.9 million, or 1.8%. Overall, total state revenue collections in FY 2007-2008 declined $266 million, or 4.0% from FY 2006-2007. For FY 2008-2009, the State BEA has estimated the Budgetary General Fund revenue to be $6.692 billion.

The State adopted legislation that as of July 1, 2006, required the Comptroller General to suspend, to the extent necessary, any general or supplemental budgetary surplus appropriations, or Capital Reserve appropriations, if the State’s GAAP-basis General Fund reports a negative unreserved fund balance. As of the end of FY 2007-2008, after funding the above-referenced deficit, the budgatery General Fund’s balance was $324.25 million, which was comprised of $95.12 million in the General Reserve Fund (Rainy Day Account) and $229.13 million in carried-forward appropriations.

TENNESSEE

In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year shall not exceed the State’s revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State’s economy. That amendment also provided that no debt obligation may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. The State’s fiscal year runs from July 1 through June 30.

In response to public demand for better public education throughout the State, the 1992 Tennessee General Assembly temporarily raised the State sales tax by 0.5% to 6%, effective April 1, 1992. This increase became permanent as a result of the 1993 legislative session. The 2002 Tennessee General Assembly passed the Tax Reform Act of 2002, introducing a variety of tax increases to fund State government. Specifically, the bill increased the State sales tax on most non-food items from 6% to 7% effective July 15, 2002, and allows for a maximum combined State and local sales tax rate of 9.75%. Additionally, the bill increased the State excise tax from 6% to 6.5%, increased the business tax rate 50% effective September 2002, raised the rates of professional privilege taxes, increased taxes on alcoholic beverages and tobacco products, and broadened the existing coin-amusement tax. The Tennessee Department of Revenue reports it received $8.41 billion in collected revenues in 2006 and $9.04 billion in 2007, an increase of 7.46%. However, in 2008 the Department of Revenue expects to receive $9.181 billion in collected revenue, a gain of only 1.6%.

The Legislature also authorized the placement of a lottery referendum on the November 2002 ballot. On November 5, 2002, Tennessee citizens voted to remove the State constitutional prohibition on lotteries, granting the General Assembly the authority to create a lottery. The constitutional amendment provides that lottery profits may only be used to fund college loans and scholarships, capital outlay projects for K-12 education facilities and early learning and after school programs. The Tennessee Education Lottery Corporation reports that the State realized about $275 million in profits for education in 2007 and up to $278 million in profits are being projected for 2008. According to the Tennessee Comptroller of the Treasury, lottery revenues are highly volatile, and some research suggests that though there may be rapid initial growth in revenue generated from lotteries, such growth is often followed by years of stagnant or declining revenue.

Despite these changes the Tennessee economy is following the path of the nation’s economy and the State faces a substantial revenue shortfall for this fiscal year. Tennessee does not presently impose an income tax on personal income and relies primarily on the sales tax for revenue. In recent years, the General Assembly has considered, but did not pass, income tax legislation. Again, in 2002, the Legislature debated, but did not pass, income tax legislation. Since 1999, Tennessee’s budget has fallen short of annual projections, and the recurring budget crisis could lead to further financial difficulties for the State. The slowdown experienced this past year has lessened taxable sales growth, resulting in pressure on the State budget and the budgets of local governments across the State. April 2008 was the worst month Tennessee has ever encountered in almost a half-century of records kept by the budgeting department responsible for keeping revenue and budgeting figures, and the remainder of the fiscal year is expected to be the worst on record. On May 12, 2008, governor Phil Bredsen proposed additional cuts in the state budget of $468 million with the potential to expand the cuts up to $585 million. Among other areas, cut backs were made in education reform, capital spending and a plan to reduce the state workforce by 5% or about 2,000 people. The Governor does not support taxing its way out of the shortfall but rather, proposed to make necessary changes to live within the means of the State’s budget.

Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee indexes of coincident and leading economic indicators trended downward throughout the period. However, the Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993, 1994 and into 1995. During the latter half of 1995 and throughout calendar year 1996, the State’s economy generally became inconsistent in its performance. In 1997 the State’s economy began to reaccelerate, but it slowed beginning in 1998, with only modest economic gains through 2001. However, in more recent years, the Tennessee economy has benefited from the relatively strong pattern of national growth. In 2007 the Tennessee economy followed the decline of national economy as the housing market slumped and banks tightened credit availability. Growth is expected to decelerate further in 2008 and is predicted to be weaker than in the past two years.

Tennessee has the highest personal bankruptcy rate in the nation and experts predict even more filings next year because of the slowing economy. According to a report released by the Federal Deposit Insurance Corp., the rate of personal bankruptcy filings in Tennessee during the first quarter of 2008 was more than double the national average.

Tennessee taxable sales growth has slowed appreciably and contraction is expected going forward. The many burdens currently placed on consumers, including the housing slump, energy prices and rising cost of food, have contributed to the slowdown. Following modest growth of 4.1 in 2007, sales will be down 0.5% in both 2008 and 2009. On a fiscal year basis, expect taxable sales to decline 2% in 2008/09 and then rebound with 2.3% growth the following fiscal year.

The positive effects of tourist and tourism expenditures in Tennessee are substantial. It is difficult for economists to clearly identify all tourist and tourism expenditures, however, and Tennessee is generally considered to be in the second quartile of all states in terms of tourism revenue. In 2006, Tennessee’s tourism generated a $13.4 billion economic impact to the state’s economy, a $1 billion increase for the second consecutive year. More than 181,000 Tennesseans are now employed in the state’s tourism industry.

Payroll generated by direct travel spending grew 3.1% to $5.1 billion in 2006. Tennessee’s 49,750,000 overnight and day-trip visitors provided more than $1 billion in state and local sales tax revenues for the second consecutive year.

In 2007 personal income grew to 5.3%, slightly less when compared to growth rate of 2006 at 5.7% and lagging behind the nation’s rate of growth of 6.2%. Tennessee’s personal income advanced 3.3% in the first two quarters of 2008. Inflation-adjusted personal income per capita is expected to grow at compounded annual growth rate of 2.5% through 2010. The State’s personal income per capita is expected to rise to 90.0% of the national average by 2011, up from about 89.5% in 2002. Such growth is projected to reverse a trend started in the mid-1990s where the gap between the State and nation actually widened.

On a quarterly basis, the state unemployment rate has increased in each quarter since the first quarter 2007 when unemployment was at 4.0%. Especially striking is the jump in the number of unemployed people between the third quarter of 2007 and the third quarter of 2008, an increase from 144,000 to 209,000 people. It is predicted that the state unemployment rate will rise to 8.3% in the third quarter of 2009, the highest unemployment rate since the recession of 1982. Conditions in local labor markets mirror the situation for the state and the nation, though the problems in metropolitan Tennessee do not appear to be as dire as in many rural areas of the state. Non-farm job losses will accelerate in the fourth quarter of 2008 and register a 1.4% year-over-year decline. Construction jobs are expected to fall by 0.4% in 2008, as the inventory of unfinished homes decreases and business investment slows.

Historically, the Tennessee economy has been characterized by a slightly greater concentration in manufacturing employment than the U.S. as a whole. Manufacturing employment currently represented 13.9% of all nonagricultural jobs in Tennessee compared to 10.1% for the nation last year. The Tennessee economy, however, has been undergoing a structural change in the last 20-25 years through increases in service sector and trade sector employment. Manufacturing employment in Tennessee has steadily declined on a percentage of work force basis, while service sector employment in Tennessee has climbed steadily since 1973. Between 1999 and the second quarter of 2002, nearly 45,000 jobs were lost in manufacturing. In 2001, manufacturing job losses totaled 5.6%, with a 6.5% contraction in durable goods manufacturing and a 4.2% downturn in non-durable goods manufacturing. The manufacturing sector continued to suffer in 2007 as evidenced by a 4.7% decline in manufacturing job growth despite the fall in the dollar that has helped boost manufacturing exports elsewhere in the country. It is predicted that manufacturing jobs will decrease by 3.2% in 2008 and fall 4.3% in 2009.

Agriculture also remains an important sector of the Tennessee economy, accounting for 11.7% of the State’s economy. Tennessee tobacco acreage and income are expected to continue their substantial decline, causing tobacco to fall to the State’s second leading cash crop behind cotton, and short-term recovery is viewed as unlikely. Tennessee ranks among the top five timber-producing states, producing $390 million in timber income in 2003. However, net farm income for Tennessee farmers decreased from $942 million in 2005 to $722 million in 2006. Most of the decrease in net farm income is attributed to a decrease in direct governmental payments from $509 million in 2005 to $326 million in 2006. The crops outlook for 2007 showed corn production was up by 40% despite a drought and lower yields due to the increase in planted acres driven by an unprecedented demand for ethanol as a large number of corn-to-ethanol plants were scheduled to come online in mid-2007. Cotton acreage in Tennessee fell by 200 thousand acres while soy bean acres fell from 1.16 million acres to 1.04 million acres. The price increases for soybeans, wheat and other crops lagged behind corn. Farmers across the country followed a similar path, making a shift to corn. The inherent uncertainty in agricultural production and the uncertain future of federal legislation affecting agriculture make agricultural production in 2008 difficult to predict.

The State’s population was estimated in 2007 at approximately 6.16 million, an increase of 14.5% from 1997. The U.S. Census bureau predicts over the next thirteen years, Tennessee’s population will increase by an additional 10.1% to 6.78 million by the year 2020. A U.S. census study projects that, during the period from 1995-2025, Tennessee will be the sixth most popular destination for new residents coming from other states. Population growth in Tennessee is expected to come mostly in the major metropolitan areas (Memphis, Nashville, Knoxville and Chattanooga) over the next 10-15 years. The greatest growth is expected to occur in the Nashville MSA, which, in 1995, passed the Memphis MSA as the largest metropolitan population center in Tennessee for the first time. The largest population decline is expected in the rural counties of northwest Tennessee.

Fitch, Moody’s and S&P have given the General Obligation Bonds, 2007 Series A ratings of AA+, Aa1 and AA+, respectively. Such ratings reflect only the respective views of such organizations and an explanation of the significance of a rating may be obtained only from the rating agency furnishing the same. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular obligations contained in the Tennessee Fund may not be adversely affected by changes in economic or political conditions.

Tennessee faces a recurring budget crisis for the current year that could lead to financial difficulty for the State. In response to a pattern of budget shortfalls, the Tennessee General Assembly passed the Tax Reform Act of 2002, increasing the sales tax to 7% on most non-food items and introducing a variety of tax increases on goods and businesses. Tennessee citizens also voted in 2002 to allow the Legislature to create a lottery to fund education initiatives. Tennessee is heavily reliant on the sales tax for revenue, the effectiveness of which, critics complain, is undermined by rising Internet sales. The State also relies largely on revenue from tourism and manufacturing, both of which are sensitive to the strength of the economy as a whole. Tennessee’s economic growth has slowed since approximately 1998 and has fallen behind the rate of economic growth for the nation. Tennessee’s economy has seen a sharp deterioration in economic conditions since 2007 and the state economy will follow the path of the national economy and weaken further through 2009. There is still considerable uncertainty over the scope of the ongoing downturn and recent economic data for the state continues to show deterioration, failing to reveal a bottoming out, let alone a turnaround in growth.

VIRGINIA

The Constitution of Virginia limits the ability of the Commonwealth to create debt and requires a balanced budget. In October 2008, the Governor of Virginia announced an executive spending reduction plan to meet the expected revenue shortfall for the 2009-2010 biennium of over $2.5 billion.

General obligations of cities, towns, or counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under the Code of Virginia, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest.

In Virginia in 2007, the major sources of personal income were the service industry (32.7%), state and local government (8.7%), the wholesale and retail trade industry (7.3%), civilian federal government (5.9%), the manufacturing industry (5.9%), the construction industry (5.0%) and military federal government (4.9%). As of 2007, per capita personal income was $41,347. As of July 2007, Virginia’s population was 7.7 million. In 2007, the unemployment rate in Virginia was 3.2% compared to 4.8% nationally. Taxable retail sales in Virginia for 2007 totaled $92 billion.

Based on unaudited financial statements of the Commonwealth for the fiscal year ended June 30, 2008, the General Fund balance (on a budgetary basis) amounted to $2.219 billion of which $1.127 billion was reserved. This represents a decrease of $738 million in fiscal year 2008, or 25%. As of July 1, 2008, the Commonwealth had an S&P rating of AAA, a Moody’s rating of Aaa and a Fitch rating of AAA on its general obligation bonds.

PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico^.^

 ^

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range and significant increases in ^general fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s.

In ^early 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico’s exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the ^general fund recorded operating deficits during fiscal years 2000-2008 while general obligation ("GO") debt increased. During that timeframe, S&P downgraded the GO credit from A-to BBB- and Moody’s downgraded from Baa1 to Baa3. (Fitch does not rate the GO.) The island of Puerto Rico has been in an economic recession for three years, with its condition now exacerbated by the mainland recession. For fiscal year 2009, the commonwealth is projecting a $^3.2B operating deficit (34% of budget). They are counting on $5.5B in federal stimulus dollars and the newly elected governor’s fiscal ^and economic reconstruction plans to begin to pave the way to ^financial stability.

^

The U.S. Virgin Islands. The United States Virgin Islands (“USVI”) is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and is adversely affected by the recession in the United States and Europe. ^An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. It should be noted, however, that the USVI is attempting to get another rum producer on the island. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated.

The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future. Moody’s assigned a Baa3 rating to the territory and S&P a BBB- in September 2006.

^

Guam. Guam is a United States territory located 3,700 miles west of Hawaii and 1,500 miles southeast of Japan and its economy is based primarily on Japanese and Korean (86%) tourism and the United States military due to its strategic position as the westernmost territory/state in the United States. The territory boasts a population of 178,000.

After almost a decade of persistent operating deficits, Guam reported operating surpluses in fiscal years 2007 and 2008 and is expected to report at least a $12MM surplus in fiscal year 2009 (9/30 year end). Prior operating deficits were caused by a number of issues including terrorist attacks, natural disasters, Asian recessions, the SARS epidemic, retiree settlement liabilities and past administrations and legislatures that were unwilling to control expenses. Clearly, any of these negative events could occur in the future and jeopardize the territory’s single B+ rating from S&P. Guam appears to be surviving the current recession from a jobs perspective with 2.3% and 2.4% job growth in 2007 and 2008, respectively. Partially offsetting jobs growth is tourism which was down 7% in 2008 and is down 9% in 2009 to date due to economic factors. However, the island still boasted 1.1 million visitors in 2008. Guam is not rated by Moody’s or Fitch.

APPENDIX F

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group^.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the ^liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections ^necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment^, capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, ^CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions ^are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but ^continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

APPENDIX G

^

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I.^ Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II^. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III^. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV^. ^Conflict of ^Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V^. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX H

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I^. Introduction^

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II^. Overview^

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III^. Roles and Responsibilities^

     A. ^Proxy Administrator^

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

     B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of

1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV^. Proxy Voting Guidelines (^"Guidelines^")^

     A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

^3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No
Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V^. Recordkeeping^

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI^. ^Assessment of Agent and Identification and Resolution of Conflicts with Clients^

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• ^
• In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

PART C - OTHER INFORMATION
Item 23. Exhibits (with inapplicable items omitted)
(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11,
1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective
Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-
Effective Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-
001475) and incorporated herein by reference.
	(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, effective November 24, 2008 filed as Exhibit (a)(4) to Post-Effective
Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-001475) and
incorporated herein by reference.
(b)	(1)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit
(2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Municipals Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Municipals Trust dated February 7, 2005 filed as Exhibit
(b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Municipals Trust dated December 11, 2006 filed as Exhibit
(b)(5) to Post-Effective Amendment No. 107 filed January 3, 2007 and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Municipals Trust dated August 11, 2008 filed as Exhibit
(b)(6) to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No.
0000940394-08-001475) and incorporated herein by reference.
(c)		Reference is made to Item 23(a) and 23(b) above.
(d)	(1)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance
Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas
Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals
Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance
Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland
Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals
Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton
Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York
Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals
Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton
Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance
Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia
Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24,
2004 and incorporated herein by reference.
	(2)	Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance
California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit (d)(2) to
Post-Effective Amendment No. 96 filed November 24, 2004 and incorporated herein by reference.

                                                                                                           C-1

(e)	(1)	(a)	Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc.
effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
(6)(a)(7) to Post-Effective Amendment No. 67 filed July 29, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to
Post-Effective Amendment No. 111 filed on October 4, 2007 (Accession No. 0000940394-07-
001184) and incorporated herein by reference.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to the Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File
Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23,
1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.
	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December
21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.
	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors Bank
& Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-Write
Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-21745)
filed September 26, 2005 (Accession No. 0000950135-05-005528) filed September 26, 2005 and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as
Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-
32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended
Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.
		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed
July 3, 1997 and incorporated herein by reference.
	(2)	(a)	Transfer Agency Agreement dated as of August 1, 2008 between PNC Global Investment Servicing
Inc. and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of
Eaton Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-05-
001324) filed October 27, 2008 and incorporated herein by reference.

		(b)	Red Flag Services Amendment to the Transfer Agency Agreement effective May 1, 2009 with attached Schedule A effective April 30, 2009 filed as Exhibit (h)(2)(b) to Post-Effective Amendment
No. 31 of Eaton Vance Municipals Trust II (File Nos. 33-71320,811-8134) (Accession No.
0000940394-09-000411) filed May 28, 2009 and incorporated herein by reference.

                                                                                              C-2

	(3)		Sub-Transfer Agency Service Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of Eaton Mutual
Funds Trust (File Nos. 02-90946, 811-04015) (Accession No. 0000940394-05-000983) filed
August 25, 2005 and incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated October 1, 2009 filed as Exhibit (i) to Post-Effective Amendment
No. 118 filed October 1, 2009 (Accession No. 0000940394-09-000768) and incorporated herein by reference.
	(2)		Consent of Internal Counsel dated October 23, 2009 filed herewith.

(m) (1)			Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended April
24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 106 filed November 28, 2006 and incorporated herein by reference.
	(2)		Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

	(3)	(a)	Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

		(b)	Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b)
to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-
001185) and incorporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) (Accession No. 0000940394-07-000956) filed August 10, 2007 and incorporated herein by reference.
	(2)		Schedule A effective June 15, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.
	(3)		Schedule B effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.
	(4)		Schedule C effective August 10, 2009 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 147 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed September 29, 2009 (Accession No. 0000940394-09-000753) and
incorporated herein by reference.

(p)			Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 19, 2009 filed herewith.

(q)	(1)		Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 filed November 29, 2005 and incorporated herein by reference.
	(2)		Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of Eaton Vance
Municipals Trust dated January 25, 2006 filed as Exhibit (q) to Post-Effective Amendment No. 104 and incorporated herein by reference.
	(3)		Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to
Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-
001184) and incorporated herein by reference.

                                                                                              C-3

(4)	Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to
Post-Effective Amendment No. 113 filed January 25, 2008 (Accession No. 0000940394-08-
000065) and incorporated herein by reference.
(5)	Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit
(q)(5) to Post-Effective Amendment No. 116 filed December 24, 2008 (Accession No.
0000940394-08-001623) and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control

Not applicable

Item 25.  Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26.  Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127 ) filed with the Commission, all of which are incorporated herein by reference.

Item 27.  Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:
	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None

                                                                                            C-4

Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None

                                                                                              C-5

Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110 (c) Not applicable

                                                                                                     C-6

Item 28.  Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

None

C-7

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 26, 2009.

EATON VANCE MUNICIPALS TRUST By: /s/Robert B. MacIntosh Robert B. MacIntosh, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on October 26, 2009.

Signature	Title

/s/ Robert B. MacIntosh	President (Chief Executive Officer)
Robert B. MacIntosh

/s/ Babara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                              C-8

EXHIBIT INDEX
The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of
Regulation C.
Exhibit No.	Description
(i) (2)	Consent of Internal Counsel dated October 26, 2009.
(p)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 19, 2009.

                                                                                                      C-9